                                 EVERGREEN
                            MONEY MARKET FUNDS


                          (Photo of currency)
                           (Photo of coins)
                          (Photo of building)
                           (Photo of eagle)

                                SEMIANNUAL
                                  REPORT

                             FEBRUARY 28, 1997

                             Evergreen Keystone
                          [logo]  FUNDS(sm)  [logo]

                          EVERGREEN MONEY MARKET FUNDS

                               TABLE OF CONTENTS

(Photo of currency)                               Economic Overview.........................................................     1
                                    MONEY MARKET  A Report From Your Portfolio Manager......................................     2
                                            FUND  Statement of Investments..................................................     3
                                                  Statement of Assets and Liabilities.......................................     8
                                                  Statement of Operations...................................................     9
                                                  Statement of Changes in Net Assets........................................    10
                                                  Financial Highlights......................................................    11

(Photo of building)                 PENNSYLVANIA  A Report From Your Portfolio Manager......................................   13
                                  TAX-FREE MONEY  Statement of Investments..................................................   14
                                     MARKET FUND  Statement of Assets and Liabilities.......................................   18
                                                  Statement of Operations...................................................   19
                                                  Statement of Changes in Net Assets........................................   20
                                                  Financial Highlights......................................................   21

(Photo of coins)                      TAX EXEMPT  A Report From Your Portfolio Manager......................................   22
                               MONEY MARKET FUND  Statement of Investments..................................................   23
                                                  Statement of Assets and Liabilities.......................................   34
                                                  Statement of Operations...................................................   35
                                                  Statement of Changes in Net Assets........................................   36
                                                  Financial Highlights......................................................   37

(Photo of eagle)                        TREASURY  A Report From Your Portfolio Manager......................................   38
                               MONEY MARKET FUND  Statement of Investments..................................................   39
                                                  Statement of Assets and Liabilities.......................................   41
                                                  Statement of Operations...................................................   42
                                                  Statement of Changes in Net Assets........................................   43
                                                  Financial Highlights......................................................   44

                                                  Combined Notes to Financial Statements....................................   46
                                                  Trustees and Officers......................................   Inside Back Cover

                          EVERGREEN MONEY MARKET FUNDS

ECONOMIC OVERVIEW

BY STEPHEN A. LIEBER, CHAIRMAN
EVERGREEN ASSET MANAGEMENT CORP.

   The strong momentum of the United States economy
at the end of 1996 was well sustained through the          [photo]
first quarter of 1997. Industrial production rose in each month of the first quarter, 0.10% in January, 0.60% in February, and 0.90% in March. Industrial capacity utilization reflected the dynamic economy, rising to 84.1%, the highest level since March 1995.
Despite the sustained growth in the U.S. economy, the rate of inflation continues to be moderate. The Consumer
Price Index increase was 1.8% on an annual rate basis during the first quarter, well below the moderate 3.3% rise during 1996. These recent economic figures combine to offset the fearful expectations of many economists and participants in the fixed income markets that the economy might not be capable of significant overall growth without inciting inflation. Most observers, however, are very reluctant to assume that the major driving force of inflation, rising wages, is unlikely to appear. They point to record low inventory-to-sales ratios, low level of inventories on the retailing and wholesaling level, and the rising operating rate of industrial production. While arguing over whether the recent 6% growth in consumer spending is sustainable, and whether consumer credit card debt is over-extended, there are few who would project any near-term significant decline in overall domestic demand.
   The many aspects of domestic economic growth have led to an intense watch on the trends of wage levels. The rise in average hours worked, some gradual creep in compensation, and the sustained jobless level at just over 5%, have led many key observers to conclude that any further acceleration in the economy's momentum will lead to some breakout in wage compensation, especially in areas of labor shortage. The Federal Reserve has clearly concluded that this risk justifies the slowing effort of the recent 0.25% increase in the discount rate. The majority of observers expect that the economic figures published through April will probably lead to another 0.25% rise in May. There is widespread discussion about whether there will be more increases of 0.25%, or even a rise of 0.50% over the next few months. In initiating the recent discount rate increase, Federal Reserve Chairman, Alan Greenspan, described the move as "pre-emptive". Consequently, most observers conclude that the Federal Reserve policy is going to be one of pre-emptive moves when inflationary signs appear in the economy. Higher short-term interest rates will be the Fed's first line of defense. The real return in long-term fixed income investments today is in the area of 5%. This is strikingly higher than the "normal" real return of 3% to 4%, and well above the 3.6% yield of the new ten-year U.S. Treasury Inflation Indexed Bonds, which are an appropriate proxy for the real return. This extremely high rate of real return suggests either that the long-term interest rate structure in the United States is forecasting a much higher rate of inflation than presently seen, or is at a level which discounts expectations of a higher rate of inflation. Many bond market observers believe that the discounting has been done and, therefore, has provided the better than 7% yields now available in long-term United States Treasuries.
   The fixed income markets currently provide a combination of short-term uncertainty, and increased long-term confidence. Over the short-term, the data on economic strength and trends are being read with anxiety as indicators of whether or not interest rates will rise. Over the longer term, the demonstrated readiness of the Federal Reserve Open Market Committee to act "pre-emptively" to ensure the longer term control of inflation, and to maintain stability in the economy, is highly encouraging for fixed income investment.

                          EVERGREEN MONEY MARKET FUND
(Photo of currency)

A REPORT FROM YOUR
PORTFOLIO MANAGER
ETHEL SUTTON

   We are happy to present you with the Semiannual Report for
Evergreen Money Market Fund. In a pre-emptive strike against inflation, the Federal Reserve Board raised the overnight
Federal Funds rate to 5 1/2% from 5 1/4% at its Open Market
Committee meeting on March 25, 1997, finally deciding to act on a policy bias that had been in effect since July.
   Although the economy turned in a strong performance in the       [Photo]
fourth quarter of last year and appears to be equally as strong so far this year, inflation has been remarkably subdued, owing to the strong U.S. dollar. The latest Producer Price Index actually showed a decline from the previous period. The sustained job growth of the past several months, however, has not produced lower unemployment rates, leading to a belief that a growing economy could manage to accommodate tighter labor markets without driving up unemployment costs and overheating the economy. In his most recent Congressional testimony, Federal Reserve Chairman, Alan Greenspan, emphasized that, historically, most policy mistakes occurred because rate hikes were started too late, putting the Fed "behind the curve" in coping with inflation and necessitating a more drastic response than the gentle one-quarter point nudge of March 25. Many economists think that this is the first of a series of one-quarter point increases that will lead to a Federal Funds rate of 6% by year-end.
   Our approach since the beginning of 1997 has been to "barbell" the portfolio, moving out on the yield curve to longer maturities when nervousness over strong economic data causes rates to steepen. Our average maturities are, consequently, longer than they would be if we had adopted a strictly "laddered" approach. On February 28, for instance, the Fund's weighted average maturity was 79 days, as compared with a 61-day average for the 275 first tier money market funds as tracked by IBC's Money Fund Report* during that time.
   As we search for attractive value, we not only monitor the latest economic data, we constantly review credit quality in our quest to match stability of principal with competitive yield.

* MONTHLY AVERAGES AS REPORTED IN THE MONTHLY IBC'S MONEY FUND REPORT. IBC IS AN INDEPENDENT MONEY MARKET MUTUAL FUND PERFORMANCE MONITOR.

  AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE. YIELDS FLUCTUATE.

                          EVERGREEN MONEY MARKET FUND
(Photo of currency)
                            STATEMENT OF INVESTMENTS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                             VALUE
 BANKERS' ACCEPTANCES* -- 0.2%
            (COST $4,987,689)
 $ 5,000    Suntrust Bank, Inc.,
            5.54%, 3/17/97..................... $    4,987,689
 BANKERS' ACCEPTANCES
  -- YANKEE & EURO DOLLAR* -- 1.0%
  18,000    Bank of Tokyo-Mitsubishi,
            5.43%, 5/21/97.....................     17,780,085
   5,000    Dai-Ichi Kangyo Bank Ltd.,
            5.45%, 5/2/97......................      4,953,070
   5,000    Sanwa Bank Ltd.,
            5.45%, 6/5/97......................      4,927,333
              TOTAL BANKERS' ACCEPTANCES --
                 YANKEE & EURO DOLLAR
                 (COST $27,660,488)............     27,660,488
 CERTIFICATES OF DEPOSIT -- 10.1%
  25,000    Bank Brussels Lambert,
            5.85%, 1/9/98......................     25,000,000
  25,000    Banque National de Paris,
            5.86%, 1/23/98.....................     25,000,000
  25,000    Bayerische Vereinsbank AG,
            5.76%, 12/19/97....................     25,000,000
            Canadian Imperial Bank of Commerce:
  25,000    5.70%, 1/2/98......................     25,000,000
  25,000    5.75%, 12/23/97....................     25,000,000
  25,000    5.85%, 2/27/98.....................     25,000,000
  25,000    National Bank of Canada,
            5.50%, 11/14/97....................     25,000,000
            Societe Generale:
  25,000    5.70%, 12/16/97....................     25,000,000
  25,000    5.70%, 1/2/98......................     25,000,000
  25,000    5.80%, 1/9/98......................     25,000,000
  25,000    Societe Generale (New York),
            5.66%, 2/23/98.....................     25,000,000
              TOTAL CERTIFICATES OF DEPOSIT
                 (COST $275,000,000)...........    275,000,000
 COMMERCIAL PAPER* -- 86.6%
            BANK HOLDING COMPANIES -- 24.0%
  15,000    Banca CRT Financial Corp.,
            5.45%, 7/15/97.....................     14,691,167
  25,000    BankAmerica Corp.,
            5.40%, 8/13/97.....................     24,381,250
            Bankers Trust New York Corp.:
  25,000    5.48%, 10/20/97....................     24,113,306
  25,000    5.51%, 10/10/97....................     24,146,715

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

           BANK HOLDING COMPANIES -- CONTINUED
            BHF Finance (De), Inc.:
 $20,565    5.30%, 4/11/97..................... $   20,440,867
  30,000    5.35%, 4/16/97.....................     29,794,917
            Chiao Tung Bank:
  20,000    5.37%, 4/22/97.....................     19,844,867
  20,000    5.40%, 4/3/97......................     19,901,000
  10,000    5.44%, 7/23/97.....................      9,782,400
  50,000    Compagnie Bancaire USA
            Finance Corp.,
            5.42%, 7/21/97.....................     48,931,055
  10,000    Deutsche Bank Financial Inc.,
            5.46%, 5/1/97......................      9,907,483
            HSBC Americas, Inc.:
  20,000    5.31%, 4/21/97.....................     19,849,550
  50,000    5.38%, 3/14/97.....................     49,902,861
  33,485    Indosuez N.A., Inc.,
            5.40%, 4/9/97......................     33,289,113
            Industrial Bank Korea:
   5,000    5.35%, 3/7/97......................      4,995,542
  25,000    5.37%, 4/24/97.....................     24,798,625
  15,000    5.38%, 8/11/97.....................     14,634,608
  10,000    5.40%, 4/18/97.....................      9,928,000
   2,858    5.41%, 4/14/97.....................      2,839,102
            Korea Development Bank:
  20,600    5.31%, 5/13/97.....................     20,378,189
  46,500    5.45%, 3/17/97.....................     46,387,367
  10,000    Nordbanken N.A., Inc.,
            5.40%, 6/23/97.....................      9,829,000
   6,700    Societe Generale (Canada),
            5.30%, 5/5/97......................      6,635,885
            Sumitomo Bank Capital
            Markets, Inc.:
  39,000    5.42%, 3/10/97.....................     38,947,155
  25,000    5.45%, 3/4/97......................     24,988,646
  20,000    5.48%, 6/10/97.....................     19,692,511
            Unifunding, Inc.:
  11,800    5.31%, 5/12/97.....................     11,674,684
  10,300    5.33%, 4/21/97.....................     10,222,227
  50,000    5.39%, 7/2/97......................     49,079,208
  10,000    5.42%, 5/14/97.....................      9,888,589
                                                   653,895,889
            CHEMICALS -- 2.5%
   2,500    Burmah Castrol Finance PLC,
            5.50%, 3/18/97.....................      2,493,507
   7,300    Great Lakes Chemical Corp.,
            5.34%, 3/21/97.....................      7,278,343

                          EVERGREEN MONEY MARKET FUND
(Photo of currency)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                             VALUE


COMMERCIAL PAPER* -- CONTINUED

           CHEMICALS -- CONTINUED

            Hercules, Inc.:
 $15,500    5.30%, 3/24/97..................... $   15,447,515
  13,920    5.35%, 3/19/97.....................     13,882,764
   4,200    Sherwin Williams Co.,
            5.37%, 4/8/97......................      4,176,193
            WMX Technologies, Inc.:
  14,613    5.37%, 3/25/97.....................     14,560,686
  10,000    5.77%, 3/25/97.....................      9,961,533
                                                    67,800,541
            DIVERSIFIED -- 8.8%
            Daewoo International
            (America) Corp.,
            (LOC: Korean Development Bank):
  10,000    5.35%, 5/27/97.....................      9,870,708
  20,000    5.41%, 5/7/97......................     19,798,628
  15,000    Green Tree Financial Corp.,
            5.42%, 3/10/97.....................     14,979,675
            Mitsubishi International Corp.:
  20,000    5.34%, 4/1/97......................     19,908,033
  10,000    5.35%, 3/12/97.....................      9,983,653
            Mitsui & Co. (USA), Inc.:
  15,000    5.30%, 3/7/97......................     14,986,750
   4,680    5.30%, 3/19/97.....................      4,667,598
  19,760    5.55%, 3/17/97.....................     19,711,259
  28,725    5.55%, 3/18/97.....................     28,649,716
            Progress Funding Corp.,
            (LOC: Fuji Bank Ltd.):
  17,500    5.45%, 3/7/97......................     17,484,104
  10,000    5.47%, 4/11/97.....................      9,937,703
   4,920    Rubbermaid, Inc.,
            5.44%, 4/3/97......................      4,895,466
            Sumitomo Corp. of America:
  16,000    5.32%, 3/11/97.....................     15,976,356
  11,100    5.32%, 3/18/97.....................     11,072,114
  16,000    5.36%, 3/24/97.....................     15,945,209
  19,300    5.37%, 3/27/97.....................     19,225,148
                                                   237,092,120
            ELECTRICAL POWER -- 0.6%
  16,608    Fpl Fuels, Inc.,
            (LOC: Sumitomo Bank),
            5.35%, 3/20/97.....................     16,561,106
            ELECTRONICS -- 4.0%
   5,000    Avnet, Inc.,
            5.33%, 3/18/97.....................      4,987,415
PRINCIPAL
 AMOUNT
  (000)                                             VALUE

           ELECTRONICS -- CONTINUED
            Hitachi Credit America Corp.:
 $ 8,500    5.50%, 3/25/97..................... $    8,468,833
   9,000    5.50%, 3/27/97.....................      8,964,250
  15,500    5.55%, 3/27/97.....................     15,437,871
  10,000    5.55%, 3/31/97.....................      9,953,750
            Orix America, Inc.,
            (LOC: Sanwa Bank Ltd.):
  25,000    5.43%, 3/17/97.....................     24,939,666
  11,500    5.46%, 6/30/97.....................     11,288,956
  13,700    Sharp Electronics Corp.,
            5.32%, 3/14/97.....................     13,673,681
  10,000    Toshiba America, Inc.,
            5.35%, 4/1/97......................      9,953,931
                                                   107,668,353
            FINANCE -- 22.2%
  12,423    Apex Funding Corp.,
            (LOC: Bank of
            Tokyo-Mitsubishi Ltd.),
            5.57%, 3/31/97.....................     12,365,337
            Aristar, Inc.:
   8,700    5.32%, 4/3/97......................      8,657,573
   5,500    5.35%, 3/10/97.....................      5,492,644
  19,279    Astro Capital Corp.,
            5.40%, 3/31/97.....................     19,192,244
  30,000    Atlas Funding Corp.,
            (LOC: Dai-Ichi Kangyo Bank Ltd.),
            5.41%, 3/31/97.....................     29,864,750
   6,001    Barton Capital Corp.,
            5.32%, 4/17/97.....................      5,959,320
            Dynamic Funding Corp.,
            (LOC: Fuji Bank Ltd.):
   5,000    5.42%, 3/5/97......................      4,996,989
  56,311    5.42%, 4/2/97......................     56,039,706
  20,000    5.46%, 4/11/97.....................     19,875,633
  17,200    5.60%, 3/12/97.....................     17,170,569
   5,740    Enterprise Funding Corp.,
            (LOC: NationsBank),
            5.40%, 3/5/97......................      5,736,556
  15,159    Gotham Funding Corp.,
            (LOC: Bank of
            Tokyo-Mitsubishi Ltd.),
            5.42%, 4/16/97.....................     15,054,015
  20,600    Island Finance Puerto Rico, Inc.,
            (LOC: Norwest Corp.),
            5.43%, 3/14/97.....................     20,559,607

                          EVERGREEN MONEY MARKET FUND
(Photo of currency)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                             VALUE


COMMERCIAL PAPER* -- CONTINUED

           FINANCE -- CONTINUED

            Jet Funding Corp.:
 $18,968    5.43%, 3/31/97..................... $   18,882,170
   8,317    5.47%, 4/30/97.....................      8,241,177
  18,600    5.48%, 6/2/97......................     18,336,686
  12,435    5.50%, 3/31/97.....................     12,378,006
  25,000    Lehman Brothers Holdings, Inc.,
            5.53%, 3/26/97.....................     24,903,993
  31,620    Market Street Funding Corp.,
            5.30%, 3/27/97.....................     31,498,966
   9,000    Oak Funding Corp.,
            (LOC: Sumitomo Bank),
            5.60%, 3/19/97.....................      8,974,800
            Premium Funding, Inc.,
            (LOC: Citibank):
  13,067    5.30%, 4/3/97......................     13,003,516
  12,000    5.30%, 4/18/97.....................     11,915,200
  21,900    Rembrandt International Co., Inc.,
            5.35%, 3/14/97.....................     21,857,690
  52,075    Sigma Finance Corp.,
            (LOC: Deutsche Bank),
            5.35%, 3/27/97.....................     51,873,788
   7,000    Stanford University,
            5.38%, 7/23/97.....................      6,849,360
  11,054    Strait Capital Corp.,
            (LOC: Sumitomo Bank),
            5.42%, 3/31/97.....................     11,004,073
  31,590    Tri-Lateral Capital (USA), Inc.,
            (LOC: Industrial Bank of Japan
            Ltd.),
            5.40%, 4/1/97......................     31,443,106
            Twin Towers, Inc.,
            (LOC: Deutsche Bank):
  34,000    5.30%, 4/24/97.....................     33,729,700
  14,716    5.30%, 7/31/97.....................     14,386,689
            Wood Street Funding Corp.,
            (LOC: PNC Bank):
   7,886    5.32%, 4/7/97......................      7,842,881
  25,000    5.37%, 3/21/97.....................     24,925,417
  25,000    Working Capital Management Corp.
            II, (LOC: Industrial Bank of Japan
            Ltd.),
            5.45%, 4/4/97......................     24,871,319
   6,300    Yale University,
            5.35%, 4/21/97.....................      6,252,251
                                                   604,135,731
PRINCIPAL
 AMOUNT
  (000)                                             VALUE

            FOOD & BEVERAGE -- 0.3%
 $10,000    Cargill Financial Services Corp.,
            5.40%, 10/10/97.................... $    9,665,500
            INSURANCE -- 2.6%
   9,988    Allianz of America Finance Corp.,
            5.39%, 4/10/97.....................      9,928,183
  16,320    Equitable Life Assurance Society of
            the U.S.,
            5.32%, 3/10/97.....................     16,298,295
            Equitable of Iowa:
   5,000    5.34%, 4/2/97......................      4,976,267
   5,000    5.35%, 3/21/97.....................      4,985,139
  13,100    5.35%, 4/8/97......................     13,026,021
  12,500    John Hancock Capital Corp.,
            5.32%, 3/31/97.....................     12,444,583
  10,000    Swiss RR Financial Prods. Corp.,
            5.25%, 4/15/97.....................      9,934,375
                                                    71,592,863
            LEASING -- 0.6%
            JLUS Funding Corp.,
            (LOC: Norinchukin Bank):
   7,000    5.42%, 3/5/97......................      6,995,784
   8,252    5.45%, 4/28/97.....................      8,179,543
                                                    15,175,327
            MACHINERY, EQUIPMENT &
            AUTOS -- 7.4%
  10,200    BTR Dunlop Finance, Inc.,
            5.35%, 4/7/97......................     10,143,914
            General Motors Acceptance Corp.:
  20,000    5.31%, 8/22/97.....................     19,486,700
  25,000    5.32%, 8/18/97.....................     24,371,944
  20,000    5.50%, 4/1/97......................     19,905,278
  25,000    5.50%, 5/16/97.....................     24,709,722
  15,000    Hyundai Motor Finance Co.,
            (LOC: Bank of America),
            5.30%, 4/25/97.....................     14,878,542
            Mitsubishi Motors Credit of
            America, Inc., (LOC: The Bank of
            Tokyo-Mitsubishi Ltd.):
  21,000    5.36%, 4/25/97.....................     20,828,033
  10,000    5.40%, 4/10/97.....................      9,940,000
  20,000    5.45%, 4/17/97.....................     19,857,695
            (LOC: Norinchukin Bank),
  25,000    5.45%, 4/29/97.....................     24,776,701

                          EVERGREEN MONEY MARKET FUND
(Photo of currency)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

COMMERCIAL PAPER* -- CONTINUED

           MACHINERY, EQUIPMENT &
           AUTOS -- CONTINUED

            Ryobi Finance Corp.,
            (LOC: Sumitomo Bank):
 $ 7,000    5.42%, 3/6/97...................... $    6,994,730
   5,730    5.42%, 3/18/97.....................      5,715,334
                                                   201,608,593
            PHARMACEUTICALS & HEALTH
            CARE -- 3.9%
            AC Acquisition Holding CO.:
   4,100    5.32%, 3/4/97......................      4,098,182
  20,000    5.32%, 3/27/97.....................     19,923,156
            Holy Cross Health System Corp.:
  58,200    5.34%, 4/7/97......................     57,880,579
   6,500    5.35%, 4/10/97.....................      6,461,361
   8,743    Massachusetts College of Pharmacy
            and Allied Health Services,
            5.40%, 4/1/97......................      8,702,345
  10,000    Metrocrest Hospital Authority,
            (LOC: Bank of New York),
            5.41%, 3/3/97......................      9,996,997
                                                   107,062,620
            REAL ESTATE -- 4.5%
            Copley Financing Corp.,
            (Aetna Surety Bond):
   3,500    5.28%, 4/3/97......................      3,483,060
   6,656    5.30%, 3/21/97.....................      6,636,402
  21,000    Mec Finance USA, Inc.,
            5.38%, 3/5/97......................     20,987,447
            PHH Corp.:
  20,300    5.28%, 3/18/97.....................     20,249,385
  41,535    5.30%, 3/19/97.....................     41,424,932
  28,500    5.32%, 3/6/97......................     28,478,942
                                                   121,260,168
            RETAIL -- 0.3%
   8,100    Southland Corp.,
            5.30%, 4/14/97.....................      8,047,530
            TELECOMMUNICATIONS -- 0.3%
   7,820    Frontier Corp.,
            5.34%, 4/18/97.....................      7,764,322
PRINCIPAL
 AMOUNT
  (000)                                             VALUE
            TEXTILES & APPAREL -- 3.0%
 $20,000    B.I. Funding, Inc.,
            5.30%, 4/30/97..................... $   19,823,334
            Calcot Ltd.:
   4,000    5.38%, 4/18/97.....................      3,971,307
   5,000    5.40%, 3/5/97......................      4,997,000
   5,000    5.40%, 3/7/97......................      4,995,500
   5,000    5.40%, 3/11/97.....................      4,992,500
   8,000    5.40%, 3/21/97.....................      7,976,000
   8,000    5.40%, 3/27/97.....................      7,968,800
   5,000    5.40%, 4/9/97......................      4,970,750
   5,000    5.40%, 4/17/97.....................      4,964,750
   5,000    5.40%, 5/6/97......................      4,950,500
   4,000    5.42%, 5/9/97......................      3,958,447
   8,000    5.42%, 5/13/97.....................      7,912,075
                                                    81,480,963
            TRANSPORTATION -- 1.6%
   9,000    Harper Group, Inc. (The),
            5.37%, 3/10/97.....................      8,987,917
            Norfolk Southern Corp.:
   6,850    5.27%, 4/24/97.....................      6,795,851
  18,600    5.32%, 4/24/97.....................     18,451,572
  10,000    Yamaha Motor Finance Corp. USA,
            (LOC: Dai-Ichi Kangyo Bank Ltd.),
            5.38%, 3/6/97......................      9,992,528
                                                    44,227,868
              TOTAL COMMERCIAL PAPER
                 (COST $2,355,039,494).........  2,355,039,494
 CORPORATE NOTES -- 2.0%
   4,000    Federal Home Loan Bank,
            5.35%, 3/14/97.....................      4,000,000
  25,000    Federal National Mortgage
            Association,
            5.245%, 4/11/97, (VR)..............     24,998,783
  25,000    Student Loan Marketing Association,
            5.76%, 1/14/98.....................     25,000,000
              TOTAL CORPORATE NOTES
                 (COST $53,998,783)............     53,998,783

                          EVERGREEN MONEY MARKET FUND
(Photo of currency)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                             VALUE
 TAXABLE MUNICIPALS -- 0.2%
            (COST $6,000,000)
 $ 6,000    Brittany Acres,
            5.875%, 4/1/97..................... $    6,000,000
 SHARES
  (000)
 MUTUAL FUND SHARES -- 0.0%
            (COST $53,419)
      53    Federated Prime Value Obligation
            Fund...............................         53,419

              TOTAL INVESTMENTS --
                 (COST $2,722,739,873)  100.1%   2,722,739,873
              NET OTHER ASSETS AND
                 LIABILITIES --........  (0.1)      (1,720,515)
              NET ASSETS --............ 100.0%  $2,721,019,358

Summary of Abbreviations:

LOC -- Letter of Credit

VR -- Variable-rate issue. Rate shown is the rate in effect at February 28, 1997.

* -- These securities held by the Fund at February 28, 1997 are traded on a discount basis; the interest rate shown is the discount rate to be earned at the time of purchase by the Fund.

                See accompanying notes to financial statements.

                          EVERGREEN MONEY MARKET FUND
(Photo of currency)

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

ASSETS:
   Investments at value (cost $2,722,739,873)..................................................................  $2,722,739,873
   Cash........................................................................................................          99,255
   Receivable for Fund shares sold.............................................................................       5,181,649
   Interest receivable.........................................................................................       2,493,496
   Prepaid expenses and other assets...........................................................................         126,825
         Total assets..........................................................................................   2,730,641,098
LIABILITIES:
   Dividends payable...........................................................................................       6,410,848
   Payable for Fund shares redeemed............................................................................       1,058,365
   Distribution fee payable....................................................................................         935,913
   Accrued advisory fee........................................................................................         767,763
   Accrued expenses............................................................................................         448,851
         Total liabilities.....................................................................................       9,621,740
NET ASSETS.....................................................................................................  $2,721,019,358
NET ASSETS CONSIST OF:
   Paid-in capital.............................................................................................  $2,721,622,178
   Accumulated net realized loss on investment transactions....................................................        (602,820)
         Net assets............................................................................................  $2,721,019,358
CALCULATION OF NET ASSET VALUE PER SHARE:
   Class A Shares ($1,916,360,422)(1,916,403,945 shares of beneficial interest outstanding).....................  $         1.00
   Class B Shares ($11,333,510)(11,333,722 shares of beneficial interest outstanding)...........................  $         1.00
   Class Y Shares ($793,325,426)(793,880,420 shares of beneficial interest outstanding).........................  $         1.00

See accompanying notes to financial statements.

                          EVERGREEN MONEY MARKET FUND
(Photo of currency)
                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 1997
                                  (UNAUDITED)


INVESTMENT INCOME:
   Interest......................................................................................                $71,580,270
EXPENSES:
   Advisory fee..................................................................................  $ 6,061,353
   Distribution fee -- Class A Shares............................................................    2,698,374
   Distribution fee -- Class B Shares............................................................       39,539
   Shareholder services fee -- Class B Shares....................................................       13,180
   Transfer agent fee............................................................................      294,153
   Custodian fee.................................................................................      261,156
   Registration and filing fees..................................................................      117,104
   Reports and notices to shareholders...........................................................      110,915
   Professional fees.............................................................................       20,465
   Trustees' fees and expenses...................................................................       16,820
   Insurance.....................................................................................       11,362
   Other.........................................................................................        8,149
                                                                                                     9,652,570
   Less advisory fee waiver......................................................................   (1,255,415)
         Net expenses............................................................................                  8,397,155
Net investment income............................................................................                 63,183,115
Net realized loss on investments.................................................................                    (51,967)
NET INCREASE IN ASSETS RESULTING FROM OPERATIONS.................................................                $63,131,148

See accompanying notes to financial statements.

                          EVERGREEN MONEY MARKET FUND
(Photo of currency)
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS
                                                                                              ENDED
                                                                                           FEBRUARY 28,      YEAR ENDED
                                                                                               1997          AUGUST 31,
                                                                                           (UNAUDITED)          1996
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income................................................................  $   63,183,115   $    85,949,891
   Net realized loss on investment transactions.........................................         (51,967)          (26,141)
      Net increase in net assets resulting from operations..............................      63,131,148        85,923,750
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares.......................................................................     (43,236,799)      (63,327,347)
   Class B Shares.......................................................................        (215,992)         (382,116)
   Class Y Shares.......................................................................     (19,730,324)      (22,240,428)
      Total distributions to shareholders from net investment income....................     (63,183,115)      (85,949,891)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold............................................................   4,338,016,279     6,275,701,649
   Proceeds from shares issued from acquisition of FFB Cash Management Fund.............              --       592,358,361
   Proceeds from shares issued from acquisition of FFB Lexicon Cash Management Fund.....              --        95,834,929
   Proceeds from reinvestment of distributions..........................................      19,150,157        28,242,023
   Payments for shares redeemed.........................................................  (4,072,764,478)   (5,531,191,681)
      Net increase resulting from Fund share transactions...............................     284,401,958     1,460,945,281
      Net increase in net assets........................................................     284,349,991     1,460,919,140
NET ASSETS:
   Beginning of period..................................................................   2,436,669,367       975,750,227
   End of period........................................................................  $2,721,019,358   $ 2,436,669,367

See accompanying notes to financial statements.

              EVERGREEN MONEY MARKET FUND -- CLASS A AND B SHARES
(Photo of currency)
                              FINANCIAL HIGHLIGHTS

                                                                    CLASS A SHARES                       CLASS B SHARES
                                                        SIX MONTHS                   JANUARY 4,     SIX MONTHS
                                                          ENDED                        1995*          ENDED
                                                       FEBRUARY 28,    YEAR ENDED     THROUGH      FEBRUARY 28,    YEAR ENDED
                                                           1997        AUGUST 31,    AUGUST 31,        1997        AUGUST 31,
                                                       (UNAUDITED)        1996          1995       (UNAUDITED)        1996
PER SHARE DATA:
Net asset value, beginning of period................          $1.00         $1.00         $1.00         $1.00          $1.00
Net investment income...............................           0.02          0.05          0.03          0.02           0.04
Less distributions to shareholders from net
  investment income.................................          (0.02)        (0.05)        (0.03)        (0.02)         (0.04)
Net asset value, end of period......................          $1.00         $1.00         $1.00         $1.00          $1.00
TOTAL RETURN+.......................................           2.4%          5.0%          3.5%          2.1%           4.3%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $1,916,360    $1,755,267      $685,155       $11,334        $10,218
Ratios to average net assets:
  Expenses**........................................          0.74%++       0.75%         0.81%++       1.44%++        1.45%
  Net investment income**...........................          4.81%++       4.86%         5.26%++       4.10%++        4.18%


                                                      JANUARY 26,
                                                         1995*
                                                        THROUGH
                                                      AUGUST 31,
                                                         1995
PER SHARE DATA:
Net asset value, beginning of period................      $1.00
Net investment income...............................       0.03
Less distributions to shareholders from net
  investment income.................................      (0.03)
Net asset value, end of period......................      $1.00
TOTAL RETURN+.......................................       2.8%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                $7,927
Ratios to average net assets:
  Expenses**........................................      1.51%++
  Net investment income**...........................      4.54%++

+ Total return is calculated on net asset value for the periods indicated and is not annualized. Contingent deferred sales charge is not reflected.

++ Annualized.

*  Commencement of class operations.

** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                      CLASS A SHARES                       CLASS B SHARES
                                                          SIX MONTHS                   JANUARY 4,     SIX MONTHS
                                                            ENDED                        1995*          ENDED
                                                         FEBRUARY 28,    YEAR ENDED     THROUGH      FEBRUARY 28,    YEAR ENDED
                                                             1997        AUGUST 31,    AUGUST 31,        1997        AUGUST 31,
                                                         (UNAUDITED)        1996          1995       (UNAUDITED)        1996
Expenses..............................................       0.83%++        0.89%         1.02%++        1.53%++        1.59%
Net investment income.................................       4.71%++        4.72%         5.05%++        4.00%++        4.04%


                                                        JANUARY 26,
                                                           1995*
                                                          THROUGH
                                                        AUGUST 31,
                                                           1995
Expenses..............................................     2.39%++
Net investment income.................................     3.66%++

See accompanying notes to financial statements.

                 EVERGREEN MONEY MARKET FUND -- CLASS Y SHARES
(Photo of currency)
                              FINANCIAL HIGHLIGHTS

                                                           SIX MONTHS                                             YEAR
                                                             ENDED                                TEN MONTHS     ENDED
                                                          FEBRUARY 28,     YEAR ENDED AUGUST        ENDED       OCTOBER
                                                              1997                31,             AUGUST 31,      31,
                                                          (UNAUDITED)       1996        1995        1994#         1993
PER SHARE DATA:
Net asset value, beginning of period...................        $1.00         $1.00       $1.00        $1.00        $1.00
Net investment income..................................         0.03          0.05        0.05         0.03         0.03
Less distributions to shareholders from net investment
  income...............................................        (0.03)        (0.05)      (0.05)       (0.03)       (0.03)
Net asset value, end of period.........................        $1.00         $1.00       $1.00        $1.00        $1.00
TOTAL RETURN+..........................................         2.6%          5.3%        5.4%         2.9%         3.2%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..............     $793,325      $671,185    $282,668     $273,115     $299,418
Ratios to average net assets:
  Expenses**...........................................        0.44%++       0.45%       0.53%        0.32%++      0.39%
  Net investment income**..............................        5.10%++       5.16%       5.26%        3.46%++      3.19%


                                                           YEAR ENDED
                                                           OCTOBER 31,
                                                              1992
PER SHARE DATA:
Net asset value, beginning of period...................     $1.00
Net investment income..................................      0.04
Less distributions to shareholders from net investment
  income...............................................     (0.04)
Net asset value, end of period.........................     $1.00
TOTAL RETURN+..........................................      4.2%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..............  $357,917
Ratios to average net assets:
  Expenses**...........................................     0.36%
  Net investment income**..............................     4.18%

#  The Fund changed its fiscal year end from October 31 to August 31.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.

++ Annualized.

** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                        SIX MONTHS                                     YEAR
                                                                          ENDED                          TEN MONTHS    ENDED
                                                                       FEBRUARY 28,      YEAR ENDED        ENDED       OCTOBER
                                                                           1997          AUGUST 31,      AUGUST 31,    31,
                                                                       (UNAUDITED)     1996     1995       1994#       1993
Expenses............................................................       0.53%++     0.59%    0.73%       0.71%++    0.71%
Net investment income...............................................       5.00%++     5.02%    5.06%       3.07%++    2.87%


                                                                      YEAR ENDED
                                                                      OCTOBER 31,
                                                                         1992
Expenses............................................................  0.72%
Net investment income...............................................  3.82%

See accompanying notes to financial statements.

                        EVERGREEN PENNSYLVANIA TAX-FREE
                               MONEY MARKET FUND
(Photo of building)

A REPORT FROM YOUR
PORTFOLIO MANAGER
DIANE BEAVER

   We are pleased to present the Semiannual Report for Evergreen
Pennsylvania Tax-Free Money Market Fund for the six-month period ended February 28, 1997. The Fund's total return (Class Y,
no-load shares) for the six-month period was 1.54%* as compared
with 1.52% for the average of the 15 Pennsylvania Tax-Free Money       [Photo]
Market funds tracked by Lipper Analytical Services** during that time. The six-month total return at net asset value for the Fund's Class A shares was 1.49%*. At February 28, the seven-day current, effective and tax-equivalent yields*** were 3.03%, 3.08% and 4.95%, respectively for the Fund's Class Y shares and 2.88%, 2.93% and 4.71%, respectively, for the Fund's Class A shares.

   As the fourth quarter of 1996 progressed, talk of a Fed-induced rate hike circulated but never transpired, in part due to economic data that supported a low inflation environment. Although the Federal Reserve Board has neither raised nor lowered interest rates in well over a year, Fed Chairman, Alan Greenspan, has twice shaken the financial markets with his comments. In December, Mr. Greenspan expressed his concern that "irrational exuberance" may have driven the stock markets to overpriced levels. The financial markets were again jolted in February when Greenspan suggested raising interest rates as a "pre-emptive strike" against inflation. In both instances, interest rates rose. Despite the rhetoric, the Federal Reserve Board had not interfered with interest rates, economic indicators portray a healthy economy promoting strong corporate earnings growth with little inflationary pressure.

   The seasonal back-up in interest rates, which usually occurs in December as a result of year-end redemptions, never materialized. Likewise, the "January effect" of large cash inflows such as coupon payments and maturities, which causes rates to decline, did not occur. Although strategic adjustments in maturity and asset allocation are more of a challenge in a state-specific fund due to lack of supply and liquidity, the Fund will continue to look for yield opportunities such as those found in smaller instruments where yield can be enhanced. At February 28, the Fund's weighted average maturity was 54 days and total net assets stood at $73.2 million.

   Thank you for your investment in the Evergreen Pennsylvania Tax-Free Money Market Fund.

FIGURES REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.

  * PERFORMANCE FIGURES INCLUDE THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY.

    DURING THE PERIOD UNDER REVIEW, THE ADVISER CONTINUED TO VOLUNTARILY WAIVE A PORTION OF ITS ADVISORY FEE AND ABSORB A PORTION OF THE FUND'S OTHER EXPENSES. HAD FEE NOT BEEN WAIVED OR EXPENSES ABSORBED, PERFORMANCE AND YIELDS WOULD HAVE BEEN LOWER. FEE WAIVER MAY BE REVISED AT ANY TIME.

    THE FUND MAY INCUR 12B-1 EXPENSES UP TO AN ANNUAL MAXIMUM OF .35 OF 1% OF ITS AVERAGE DAILY NET ASSETS OF ITS CLASS A SHARES.

    DURING THE PERIOD UNDER REVIEW, SUCH PAYMENTS TOTALLED .09 OF 1% OF THE FUND'S DAILY NET ASSETS OF ITS CLASS A SHARES.

 ** SOURCE: LANA (LIPPER ANALYTICAL NEW APPLICATIONS) LIPPER ANALYTICAL SERVICES
    INC., IS AN INDEPENDENT MUTUAL FUNDS PERFORMANCE MONITOR. LIPPER AVERAGE DOES NOT INCLUDE SALES CHARGES, AND IF INCLUDED PERFORMANCE MAY BE LOWER AND THE FUND'S RANKINGS MAY BE DIFFERENT.

*** TAX-EQUIVALENT YIELDS ASSUME A 36% FEDERAL TAX BRACKET AND A 2.8%
    PENNSYLVANIA STATE TAX BRACKET. TAX-EQUIVALENT YIELDS WOULD BE LOWER FOR INVESTORS IN LOWER TAX BRACKETS AND HIGHER FOR INVESTORS IN HIGHER TAX BRACKETS. SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX FOR CERTAIN INVESTORS.

    AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE. YIELDS FLUCTUATE.

                        EVERGREEN PENNSYLVANIA TAX-FREE
                               MONEY MARKET FUND
                            STATEMENT OF INVESTMENTS
(Photo of building)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                               VALUE
 SHORT-TERM MUNICIPAL SECURITIES -- 100.6%
            PENNSYLVANIA -- 99.4%
 $ 1,500    Allegheny Cnty. Higher Ed.
            Bldg. Auth. RB, Allegheny
            Cnty. Cmnty. College,
            Prerefunded @ 100, (Ins. by
            MBIA),
            6.65%, 11/1/97........................ $ 1,529,905
   1,000    Allegheny Cnty. Hosp. Dev.
            Auth. RB Allegheny Gen. Hosp.,
            Ser. 1995B, (LOC: Morgan Gty. Tr.
            Co. of NY),
            3.30%, VRDN...........................   1,000,000
   1,200    Allegheny Health Ed. & Resh.
            Corp., Ser. A-ACES, (LOC: PNC
            Bk., Pittsburgh),
            3.30%, VRDN...........................   1,200,000
   1,100    Allegheny Health Ed. & Resh.
            Corp., Ser. C-ACES, (LOC: PNC
            Bk., Pittsburgh),
            3.30%, VRDN...........................   1,100,000
            Allegheny Cnty. IDA Envir.
            RRB, US Steel Corp., TECP,
            (LOC: The Long-Term Cr. Bk.
            of Japan):
   1,500    3.35%, 3/5/97.........................   1,500,000
   1,300    3.35%, 3/11/97........................   1,300,000
   2,000    3.40%, 4/8/97.........................   2,000,000
     300    Beaver Cnty. IDA-PCRR
            Duquesne Light Co., Beaver
            Vly., Ser. A, (LOC: Barclays
            Bk. PLC),
            3.25%, VRDN...........................     300,000
     500    Berks Cnty. Muni. Auth. RB,
            Pooled Fin. Prog.,
            Prerefunded @100,
            7.00%, 9/1/97.........................     508,344
     240    Big Spring School Dist.
            Cumberland Cnty. GO Bds.,
            Ser. 1992, (Ins. by FGIC),
            4.35%, 3/1/97.........................     240,000
     250    Brandywine Heights Area Dist.
            GO Bds., (Ins. by MBIA),
            4.40%, 4/1/97.........................     250,044
   1,000    Bucks Cnty. IDA Environmental
            Impt., RB, USX Corp., ARB,
            (LOC: Wachovia Bk. N.C.),
            3.65%, 3/3/97.........................   1,000,000
     100    Bucks Cnty. IDA-RRB, SHV Real
            Estate, Inc., Ser. 1984, (LOC:
            ABN-AMRO Bk.),
            3.25%, VRDN...........................     100,000

PRINCIPAL
 AMOUNT
  (000)                                               VALUE

          PENNSYLVANIA -- CONTINUED
 $ 1,000    Cnty. of Chester Hlth. & Ed.
            Fac. Auth. RB, Barclays
            Friends, Ser. A, (LOC: Bk. of
            Ireland),
            3.30%, VRDN........................... $ 1,000,000
     435    Coudersport School Dist. GO
            Bds., Ins. by FSA,
            3.75%, 9/1/97.........................     435,000
            Delaware Cnty. IDA Solid Waste
            RB, Scott Paper Co., 1984,
            3.30%, VRDN:
     700    Ser. C................................     700,000
     400    Ser. D................................     400,000
   1,000    Delaware Cnty. IDA-PCRR,
            Philadelphia Electric Co.,
            Ser. 1988B -- TECP, (SPA: FGIC),
            3.40%, 4/7/97.........................   1,000,000
            Delaware Vly. Regl. Fin. Auth.
            Local Govt. RB:
   1,000    Ser. 1985A, (LOC: Midland Bk.
            PLC),
            3.40%, VRDN...........................   1,000,000
     250    Ser. 1986A, (Ins. by AMBAC),
            3.80%, 4/15/97........................     250,000
     500    Downingtown Area School Dist.
            GO Bds., Ser. 1986A,
            4.00%, 3/1/97.........................     500,000
     445    East Hempfield Township GO
            Bds., (Ins. by AMBAC),
            4.25%, 11/1/97........................     446,322
            Emmaus Gen. Auth. Local Govt.
            RB Ser. 1989, Bd. Pool Pgm., VRDN:
   4,300      Subsrs. B-12, (LOC: Midland
              Bk. PLC),
              3.40%...............................   4,300,000
   2,000      Subsrs. C-8, (LOC: Midland Bk.
              PLC),
              3.40%...............................   2,000,000
   1,400      Subsrs. D-11, (LOC: Midland
              Bk. PLC),
              3.40%...............................   1,400,000
     400      Subsrs. E-8, (LOC: Canadian
              Imperial Bk. of Commerce),
              3.35%...............................     400,000
     425      Subsrs. E-9, (LOC: Midland Bk.
              PLC),
              3.40%...............................     425,000

                        EVERGREEN PENNSYLVANIA TAX-FREE
                               MONEY MARKET FUND
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
(Photo of building)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                               VALUE


SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

           PENNSYLVANIA -- CONTINUED

            Emmaus Gen. Auth. Local Govt.
            RB Ser. 1989, Bd. Pool Pgm.,
            VRDN:
 $ 2,000    Subsrs. F-5, (LOC: Midland Bk.
            PLC),
            3.40%................................. $ 2,000,000
     300    Geisinger Auth. Health Sys.
            RB, Montour Cnty., Ser. B,
            7.10%, 7/1/97.........................     302,920
     400    Health Care Facs. Auth. of
            Sayre RB, VHA of PA, Inc.,
            Capital Asset Fin. Prog., Ser. A,
            (SPA: Mellon Bk. PLC),
            3.30%, VRDN...........................     400,000
     475    Lancaster Higher Ed. Auth.
            College RB, Franklin &
            Marshall College, Ser. 1995,
            3.45%, VRDN...........................     475,000
     500    Lancaster School Dist. GO
            Bds., (Ins. by FGIC),
            4.00%, 2/15/98........................     500,650
     200    Lehigh Cnty. IDA-PCRB, Ser.
            1985A, (LOC: Rabobank Nederland),
            3.25%, VRDN...........................     200,000
     470    Lehigh Cnty. Auth. Wtr. RB,
            Ser. 1984, (SPA: ABN-Amro Bk.),
            3.25%, VRDN...........................     470,000
     200    Mars Area School Dist. GO
            Bds., Ser. C, (Ins. by FGIC),
            4.30%, 3/1/97.........................     200,000
     660    Montgomery Cnty. GO Bds., Ser. A,
            4.00%, 7/15/97........................     660,419
            Montgomery Cnty. IDA-PCRR,
            PECO Energy Co., Ser. 1994A --
            TECP, (LOC: Deutsche Bk. AG, NY):
   2,000    3.30%, 4/7/97.........................   2,000,000
   1,000    3.50%, 3/5/97.........................   1,000,000
   2,000    New Castle Area Hosp. Auth.
            RB, Jameson Mem. Hosp., (SPA:
            PNC Bk.),
            3.30%, VRDN...........................   2,000,000
   1,000    North Penn Water Auth. RB,
            Prerefunded @ 102, (Ins. by FGIC),
            6.90%, 11/1/97........................   1,035,738
   1,000    Northeastern Hosp. & Ed. Auth.
            Rev., Health Care Rev. Wyoming
            Vly., Ser. A, (LOC: Industrial
            Bk. of Japan Ltd., NY),
            3.25%, VRDN...........................   1,000,000
PRINCIPAL
 AMOUNT
  (000)                                               VALUE

          PENNSYLVANIA -- CONTINUED
 $ 2,800    Northeastern Pwr. Co., Ser. 1985,
            (LOC: Sumitomo Bk., Ltd.),
            3.50%, 3/3/97......................... $ 2,800,000
     500    Penn Manor School Dist. GO
            Bds., Series A, (Ins. by FGIC),
            5.50%, 6/1/97.........................     501,838
   1,000    Pennsylvania Higher Ed. Fac.
            Auth. RB:
            Allegheny Delaware Vly., Ser. D,
            (LOC: PNC),
            3.35%, VRDN...........................   1,000,000
   2,300    Carnegie Mellon Univ., Ser. B,
            (SPA: Union Bk. of Switzerland
            & Morgan Gty.),
            3.45%, VRDN...........................   2,300,000
   2,000    Allegheny College, (LOC:
            Mellon Bk. PLC),
            3.35%, VRDN...........................   2,000,000
     565    LaSalle Univ., Ser. 1996, (Ins.
            by MBIA),
            4.00%, 5/1/97.........................     565,273
   2,000    The Univ. of Pennsylvania
            Health Svs., (SPA: Credit
            Suisse, NY),
            3.20%, VRDN...........................   2,000,000
     500    The Univ. of Pennsylvania
            Health Svs., Ser. 1994B-ACES,
            3.20%, VRDN...........................     500,000
   2,900    Pennsylvania TRANS,
            4.50%, 6/30/97........................   2,908,307
   2,000    Pennsylvania State Ser. 1997A,
            3.30%, 4/22/97........................   2,000,000
   1,500    Philadelphia Gas Wks. RB, Ser.10,
            (Ins. by BIG),
            6.90%, 7/1/97.........................   1,516,308
   3,000    Philadelphia Hosp. & Higher
            Ed. Facs. Auth. RB, Children's
            Hosp. of Philadelphia, Ser. B,
            (SPA: Morgan Guaranty),
            3.45%, VRDN...........................   3,000,000
     700    Philadelphia Municipal Auth.
            Municipal Svs. Building Lease
            Rental Bds., Ser. 1990, (Ins.
            by FSA),
            6.80%, 3/15/97........................     700,798
   3,500    Philadelphia TRANS, Ser. A,
            4.50%, 6/30/97........................   3,506,130
     500    Pittsburgh School Dist. GO
            Bds., Ser. C, (Ins. by FGIC),
            5.50%, 8/1/97.........................     503,254

                        EVERGREEN PENNSYLVANIA TAX-FREE
                               MONEY MARKET FUND
(Photo of building)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                               VALUE


SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

           PENNSYLVANIA -- CONTINUED

 $   665    Pottstown Borough Auth. Swr.
            RB, (Ins. by AMBAC),
            4.00% 11/1/97......................... $   666,500
     400    Presbyterian Univ. Hosp.,
            Ser. 1988B3-ACES, (LOC: PNC Bk.,
            Pittsburgh),
            3.35%, VRDN...........................     400,000
       5    Presbyterian Univ. Hosp., Ser.
            B2-ACES, (LOC: PNC Bk.,
            Pittsburgh),
            3.35%, VRDN...........................       5,000
   4,200    Schuylkill Cnty. IDA Res.
            Recovery RB
            Gilberton Pwr., (LOC: Mellon
            Bk. PLC),
            3.35%, VRDN...........................   4,200,000
   2,000    The Toledo Edison Co.
            Mansfield, Ser. 1992E-TECP,
            (LOC: Toronto Dominion Bk.),
            3.70%, 12/4/97........................   2,000,000
   1,000    University Pittsburgh Higher
            Ed. RB, Univ. Capital., Ser. A
            Prerefunded @ 102,
            8.375%, 6/1/97........................   1,031,708
     160    Upper Merion Township GO Bds.,
            3.80%, 11/1/97........................     160,000
                                                    72,794,458
PRINCIPAL
 AMOUNT
  (000)                                               VALUE

            PUERTO RICO -- 1.2%
 $   875    Puerto Rico Indl., Med. &
            Environmental Pollution
            Control Facs. Fin. Auth. RB,
            Merck & Co., Inc.,
            Ser. 1983A-ARB,
            4.00%, 12/1/97........................ $   875,000
            TOTAL SHORT-TERM MUNICIPAL SECURITIES
              (COST $73,669,458)..................  73,669,458

   SHARES
    (000)
 MUTUAL FUND SHARES -- 0.1%
            (COST $100,000)
      100   Federated Pennsylvania
            Municipal Cash Trust...........            100,000
            TOTAL INVESTMENTS --
              (COST $73,769,458)........... 100.7%  73,769,458
            OTHER ASSETS AND
              LIABILITIES -- (NET).........  (0.7)    (523,462)
            NET ASSETS --.................. 100.0% $73,245,996

                        EVERGREEN PENNSYLVANIA TAX-FREE
                               MONEY MARKET FUND
(Photo of building)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

Summary of Abbreviations:

ACES -- Adjustable Convertible Extendable Securities
AMBAC -- American Municipal Bond Assurance Corp.
ARB -- Adjustable Rate Bonds
COP -- Certificates of Participation
EDA -- Economic Development Authority
EDRB -- Economic Development Revenue Bond
FGIC -- Financial Guaranty Insurance Co.
FSA -- Financial Security Assurance Inc.
GO -- General Obligations
IDA -- Industrial Development Authority
LIQ -- Liquidity Provider
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
MFHR -- Multifamily Housing Revenue
MHRB -- Multifamily Housing Revenue Bond
PCRB -- Pollution Control Revenue Bond
PCRR -- Pollution Control Revenue Refunding Bonds
RB -- Revenue Bonds
RRB -- Refunding Revenue Bonds
SPA -- Securities Purchase Agreement
TECP -- Tax Exempt Commercial Paper
TRANS -- Tax Revenue Anticipation Notes

Adjustable Rate Bonds are putable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 1997. These securities represent 3% of total investments at February 28, 1997.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 1997. These securities represent 54% of total investments at February 28, 1996.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; standby bond purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

** Rule 144A security which are restricted in resale to qualified institutions and are considered liquid.

See accompanying notes to financial statements.

                     EVERGREEN PENNSYLVANIA TAX-FREE
                            MONEY MARKET FUND
(Photo of building)
                   STATEMENT OF ASSETS AND LIABILITIES
                              FEBRUARY 28, 1997
                                  (UNAUDITED)

ASSETS:
   Investments at value (amortized cost $73,769,458)............... $73,769,458
   Cash............................................................       1,543
   Interest  receivable............................................     511,583
   Receivable for Fund shares sold.................................      75,000
   Prepaid expenses................................................       9,902
         Total assets..............................................  74,367,486
LIABILITIES:
   Payable for investment securities purchased.....................     947,345
   Dividends payable...............................................      87,431
   Accrued advisory fee............................................      15,228
   Distribution fee payable........................................       8,297
   Accrued expenses................................................      63,189
         Total liabilities.........................................   1,121,490
NET ASSETS......................................................... $73,245,996
NET ASSETS CONSIST OF:
   Paid-in capital................................................. $73,256,123
   Undistributed net investment income.............................          90
   Accumulated net realized loss on investment transactions........    (10,217)
         Net assets................................................ $73,245,996
CALCULATION OF NET ASSET VALUE PER SHARE:
   Class A Shares ($34,138,308)(34,139,945 shares of beneficial
       interest outstanding)....................................... $      1.00
   Class Y Shares ($39,107,688)(39,116,178 shares of beneficial
       interest outstanding)....................................... $      1.00

See accompanying notes to financial statements.

                        EVERGREEN PENNSYLVANIA TAX-FREE
                               MONEY MARKET FUND
(Photo of building)
                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 1997
                                  (UNAUDITED)

INVESTMENT INCOME:
   Interest..............................................            $1,268,443
EXPENSES:
   Advisory fee..........................................  $141,458
   Distribution fee -- Class A Shares....................    41,509
   Custodian fee.........................................    24,518
   Administration fee....................................    15,535
   Professional fees.....................................    15,182
   Transfer agent fee....................................    14,224
   Reports and notices to shareholders...................     6,668
   Registration and filing fees..........................     5,993
   Insurance.............................................     5,705
   Trustees' fees and expenses...........................     1,180
   Other.................................................       796
                                                            272,768
   Less advisory and distribution fee waivers............   (83,065)
         Net expenses....................................               189,703
Net investment income....................................             1,078,740
Net realized loss on investments.........................                    --
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....            $1,078,740

See accompanying notes to financial statements.

                        EVERGREEN PENNSYLVANIA TAX-FREE
                               MONEY MARKET FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   SIX MONTHS
                                                                                                      ENDED           YEAR
                                                                                                   FEBRUARY 28,       ENDED
                                                                                                      1997          AUGUST 31,
                                                                                                   (UNAUDITED)        1996
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income...................................................................... .  $  1,078,740   $  1,091,227
   Net realized loss on investment transactions................................................            --           (378)
      Net increase in net assets resulting from operations.....................................     1,078,740      1,090,849
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares..............................................................................      (414,887)      (242,309)
   Class Y Shares..............................................................................      (667,563)      (848,918)
      Total distributions to shareholders......................................................    (1,082,450)    (1,091,227)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold...................................................................    71,827,918     61,460,030
   Proceeds from reinvestment of distributions.................................................       540,006        621,908
   Payments for shares redeemed................................................................   (69,633,636)   (79,296,671)
      Net increase (decrease) resulting from Fund share transactions...........................     2,734,288    (17,214,733)
      Net increase (decrease) in net assets....................................................     2,730,578    (17,215,111)
NET ASSETS:
   Beginning of period.........................................................................    70,515,418     87,730,529
   End of period (including undistributed net investment income of $90 and $3,800 at February
     28, 1997 and August 31, 1996, respectively)...............................................  $ 73,245,996   $ 70,515,418

See accompanying notes to financial statements.

                         EVERGREEN PENNSYLVANIA TAX-FREE
(Photo of building)                        MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

                                        CLASS A SHARES                                    CLASS Y SHARES
                            SIX MONTHS     MARCH 1,     AUGUST 22,     SIX MONTHS     MARCH 1,
                              ENDED          1996         1995*          ENDED          1996
                           FEBRUARY 28,    THROUGH       THROUGH      FEBRUARY 28,    THROUGH             YEAR ENDED
                               1997       AUGUST 31,   FEBRUARY 29,       1997       AUGUST 31,   FEBRUARY 29,   FEBRUARY 28,
                           (UNAUDITED)      1996#          1996       (UNAUDITED)      1996#          1996           1995
PER SHARE DATA:
Net asset value,
  beginning of period....       $1.00         $1.00         $1.00          $1.00         $1.00         $1.00          $1.00
Net investment
  income.................        0.01          0.01          0.02           0.02          0.01          0.03           0.03
Less distributions to
  shareholders from net
  investment income......       (0.01)        (0.01)        (0.02)         (0.02)        (0.01)        (0.03)         (0.03)
Net asset value, end of
  period.................       $1.00         $1.00         $1.00          $1.00         $1.00         $1.00          $1.00
TOTAL RETURN+............        1.5%          1.5%          1.7%           1.5%          1.5%          3.5%           2.8%
RATIOS & SUPPLEMENTAL
  DATA:
Net assets, end of period
  (000's omitted)........     $34,138       $22,196        $4,333        $39,108       $48,319       $83,398        $43,539
Ratios to average net
  assets:
  Expenses**.............       0.59%++       0.55%++       0.47%++        0.50%++       0.50%++       0.37%          0.33%
  Net investment
  income**...............       2.99%++       2.97%++       3.14%++        3.09%++       2.92%++       3.42%          3.09%

                           YEAR ENDED     YEAR ENDED
                           FEBRUARY 28,   FEBRUARY 28,
                               1994           1993
PER SHARE DATA:
Net asset value,
  beginning of period....       $1.00          $1.00
Net investment
  income.................        0.02           0.03
Less distributions to
  shareholders from net
  investment income......       (0.02)         (0.03)
Net asset value, end of
  period.................       $1.00          $1.00
TOTAL RETURN+............        2.1%           2.7%
RATIOS & SUPPLEMENTAL
  DATA:
Net assets, end of period
  (000's omitted)........     $14,383        $15,999
Ratios to average net
  assets:
  Expenses**.............       0.47%          0.35%
  Net investment
  income**...............       2.10%          2.62%

#  The Fund changed its fiscal year end from February 28 to August 31.

+  Total return is calculated for the periods indicated and is not annualized.

++ Annualized.

*  Commencement of class operations.

** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                       CLASS A SHARES                                    CLASS Y SHARES
                           SIX MONTHS     MARCH 1,     AUGUST 22,     SIX MONTHS     MARCH 1,
                             ENDED          1996         1995*          ENDED          1996
                          FEBRUARY 28,    THROUGH       THROUGH      FEBRUARY 28,    THROUGH             YEAR ENDED
                              1997       AUGUST 31,   FEBRUARY 29,       1997       AUGUST 31,   FEBRUARY 29,   FEBRUARY 28,
                          (UNAUDITED)      1996#          1996       (UNAUDITED)      1996#          1996           1995
Expenses.................     0.95%++      0.96%++        1.08%++        0.65%++      0.66%++        0.73%          1.05%
Net investment income....     2.63%++      2.56%++        2.53%++        2.94%++      2.76%++        3.06%          2.37%

                           YEAR ENDED     YEAR ENDED
                           FEBRUARY 28,   FEBRUARY 28,
                               1994           1993
Expenses.................      1.26%          1.07%
Net investment income....      1.31%          1.90%

See accompanying notes to financial statements.

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)

A REPORT FROM YOUR
PORTFOLIO MANAGER
STEVEN C. SHACHAT

   We are pleased to present the Evergreen Tax Exempt Money
Market Fund Semiannual Report. Despite the presidential election last November, the Federal Reserve and Chairman, Alan Greenspan
commanded the spotlight for fixed income markets. At the end of the period under review, the Fed did not raise short-term
interest rates, thereby, in the view of some participants,        [Photo]
gambling that the economy would slow. Since much of the economic data released during the six-month period supported a consumer pullback, the debt markets enjoyed a rally and the stock market roared to new highs. Just as the economic, fiscal and political scenario and financial market backdrop couldn't look better, some statements made by Fed Chairman Alan Greenspan in a speech in December prompted the market to re-think the gamble. Traders and investors had fully priced in continued non-inflationary slow growth without a glimmer of a risk premium and the phrase
"irrational exuberance" caught their attention. This added some uncertainty and volatility into the market through the end of February.

   Despite the mixed news on the strength of the economy, the municipal market generally experienced strong demand, perhaps because of the absence of tax reform and credit scares. Retail investors', insurance companies' and mutual funds' preference to buy and hold securities through 1996 also contributed to stability in municipal markets.

   We began the six-month period with an aggressive approach to the market, allowing the Fund's weighted average portfolio maturity to fluctuate in the 55-day to 60-day range. The strategy was based on a technical weakness in the market due to supply combined with our belief that the Federal Board was not going to tighten monetary policy. We purchased short-term bonds and municipal notes as well as tax exempt commercial paper. At the close of the period, economic statistics started to indicate that the economy was indeed growing and concerns that the Federal Reserve Board may begin to tighten monetary policy began to creep into the market. We changed our strategy to a neutral one, allowing the Fund's weighted average maturity to decline to the 40-day range.

   As of February 28, over 60% of the Fund's net assets were invested in tax exempt variable rate demand notes. These short-term securities pay interest at current market levels and return their entire face value when redeemed, which helps afford the Fund a great deal of liquidity and price stability.

   In the coming months, we will maintain a neutral approach to the market while positioning the Fund for the upcoming period of supply imbalances in the short-term municipal market. We anticipate taking advantage of attractively priced short-term municipal notes as opportunities become available. Diversity and credit quality are paramount to the Fund, and we will seek to offer an attractive tax exempt yield to our shareholders.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE. YIELDS FLUCTUATE.

THE FUND'S INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES. SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX FOR CERTAIN INVESTORS.

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                            STATEMENT OF INVESTMENTS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                             VALUE
 SHORT-TERM MUNICIPAL SECURITIES -- 100.2%
            ALABAMA -- 1.5%
            Alabama IDA-IDRB,
 $ 2,290    Air-Dro Cylinders, Inc., (LOC:
            Southtrust Bk. of Alabama, N.A.),
            3.79%, VRDN........................ $    2,290,000
   3,590    Automation Technologies Ind., Inc.,
            (LOC: Columbus Bk. & Tr. Co.),
            3.70%, VRDN........................      3,590,000
            Coml. Dev. Auth. of the City
            of Birmingham RB,
            3.60%, VRDN:
   1,140      Avondale Comm. Park,
              Phase II,
              (LOC: Amsouth Bk., N.A.).........      1,140,000
     665      Southside Business Ctr.,
              (LOC: Amsouth Bk., N.A)..........        665,000
   1,100    IDB of the City of Livingston
            IDRB, Toin Corp. U.S.A., Ser.
            1987, (LOC: Indl. Bk. of Japan,
            Ltd. NY),
            3.75%, VRDN........................      1,100,000
   3,235    IDB of Mobile Cnty. RB,
            Sherman Intl. Corp., Ser.
            1994A, (LOC: Columbus Bk. & Tr.
            Co.),
            3.70%, VRDN........................      3,235,000
   2,140    IDB of the City of Pell IDRB,
            Reh Kinder/Gorbel, (LOC: Key
            Bk. of NY),
            3.60%, VRDN........................      2,140,000
   3,000    IDB of the City of Prattville
            IDRB, Kuhnash Ppty./Arkay
            Plastics, (LOC: PNC Bank),
            3.60%, VRDN........................      3,000,000
                                                    17,160,000
            ALASKA -- 2.1%
  20,465    Alaska State Dept. Admin. COP,
            Ser. PT-94, (LIQ: Credit Suisse
            & Ins. by Cap. Mkt. Assurance),
            3.45%, VRDN........................     20,465,000
   4,025    North Slope Boro. Capital
            Appreciation Bds. GO, Ser.
            1996 B, (Ins. by MBIA),
            zero coupon (4.00% YTM),
            6/30/97............................      3,972,789
                                                    24,437,789

PRINCIPAL
 AMOUNT
  (000)                                             VALUE
            ARIZONA -- 0.8%
 $ 7,400    IDA of the City of Glendale
            RB, Thunderbird Gardens, (LOC:
            Sumitomo Trust & Bk. Co. Ltd., NY),
            3.70%, VRDN........................ $    7,400,000
     200    IDA of the Cnty. of Maricopa,
            McLane Co., Inc., Ser. 1984,
            (LOC: Vly. Natl. Bk.),
            3.80%, VRDN........................        200,000
   1,800    Maricopa Cnty. School Dist.
            #006 TRANS, Ser. 1996A,
            4.25%, 7/31/97.....................      1,801,812
                                                     9,401,812
            ARKANSAS -- 0.3%
            City of Jonesboro Residential
            Housing & Hlth. Care Fac. Brd.
            Hosp. RRB, St. Bernards Regnl.
            Medical Ctr., (Ins. by AMBAC)
            4.10%, 7/1/97:
     425      Ser. 1996A.......................        425,000
     605      Ser. 1996B.......................        605,000
   2,800    Fayetteville Public Facilities
            Brd. RB, Charter Vista Hosp.,
            (LOC: Bank of Tokyo),
            3.50%, 3/4/97......................      2,800,000
                                                     3,830,000
            CALIFORNIA -- 7.6%
   6,000    California Higher Ed. Loan
            Auth. Inc., Ser. A-1, (Gtd. by
            SLMA),
            3.95%, 7/1/97......................      6,000,000
   2,975    California TRANS, Ser. A,
            4.50%, 6/30/97.....................      2,980,185
   1,900    Glenn Cnty. IDA RB, Land
            O'Lakes, Inc., Ser. 1995, (LOC:
            Sanwa Bk., Ltd.),
            3.70%, VRDN........................      1,900,000
   4,250    Hsg. Auth. of the City of
            Paramount MFHR, Century Place
            Apt., Ser. 1989A, (LOC: Heller
            Finl. Inc.),**
            3.95%, VRDN........................      4,250,000
   5,000    Hsg. Auth. of the City of
            Santa Ana MFHR, Villa Verde
            Apt., Ser. 1985B, (LOC: Mercury
            Svgs. & Ln.) Coll: U.S. Treas.
            Bills,
            3.55%, VRDN........................      5,000,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

           CALIFORNIA -- CONTINUED

 $ 2,500    IDA of the City of Simi Vly.
            IDRB, Wambold Furniture, Ser.
            1984, (LOC: Wells Fargo Bk.,
            N.A.),
            3.75%, VRDN........................ $    2,500,000
   4,200    North Cnty. School Fin. Auth.
            TRANS, Orange Cnty., Ser. 1996,
            4.75%, 7/1/97......................      4,208,080
            Pitney Bowes Cr. Corp.
            Leasetops Trs., 3.50%, VRDN:
  22,846      Bart Telesystem Lease, (LOC:
              ABN-Amro Bk., N.V.),**...........     22,845,645
  12,831      San Diego Regl. Comm. Sys.
              Lease, Ser. 1996A, (LOC:
              Landesbank Hessen)...............     12,831,200
  15,375    San Bernardino Cnty. COP, Ser.
            1995, (Ins. by MBIA),
            3.55%, VRDN........................     15,375,000
   6,000    South Coast Local Ed. Agy.
            Pooled TRANS Prog., Ser.
            1996A,
            4.75%, 6/30/97.....................      6,013,185
   5,000    Stanislaus Cnty. Office of
            Ed., 1996 TRANS,
            4.50%, 6/30/97.....................      5,007,961
                                                    88,911,256
            COLORADO -- 4.8%
   6,055    Arapahoe Cnty. MFHR Ref.,
            Stratford Sta., Ser. 1994,
            (LOC: Heller Finl., Inc.),
            3.70%, VRDN........................      6,055,000
   5,080    Colorado Hsg. Fin. Auth. RB
            MERLOTS, Ser. C-ARB,
            4.20%, 8/1/97......................      5,080,000
   3,000    Dove Valley Metropolitan Dist.
            Arapahoe Cnty. GO Bds., Ser.
            1996C, (LOC: Dai-Ichi Kangyo
            Bk., Ltd.),
            4.15%, 11/1/97.....................      3,000,000
  23,700    Eagle Tax Exempt Trust, Nevada
            State Colorado River
            Commission, (LIQ: Citibank, N.A.),
            3.40%, VRDN........................     23,700,000
  15,000    El Paso Cnty. School Dist.
            #011 TRANS,
            4.25%, 6/30/97.....................     15,014,520
PRINCIPAL
 AMOUNT
  (000)                                             VALUE
           COLORADO -- CONTINUED
 $ 2,680    Parkview Met. Dist. Arapahoe
            Cnty. GO Bds., Ser. 1993,
            (LOC: Cent Bk./Bk. Western,
            N.A.),
            3.55%, VRDN........................ $    2,680,000
                                                    55,529,520
            DELAWARE -- 1.1%
   5,100    Delaware Economic Dev. Auth.
            RB, Delmarva P&L CO, (Gtd. by
            Delmarva P&L),
            3.60%, VRDN........................      5,100,000
   3,000    Delaware EDA-IDRB, Arlon,
            Inc., Ser. 1989, (LOC: Bk. of
            Amer., IL),
            3.70%, VRDN........................      3,000,000
   2,640    Delaware Hsg. Auth. RB
            MERLOTS, Ser. G ARB, (Ins. by
            FGIC),
            4.20%, 6/1/97......................      2,640,000
   2,480    New Castle Cnty. EDRB, Toys R
            Us, (LOC: Bankers Tr. Co., NY),
            3.55%, VRDN........................      2,480,000
                                                    13,220,000
            DISTRICT OF COLUMBIA -- 5.1%
            Dist. of Columbia GO Gen. Fd.
            Recovery Bd., 3.50%, VRDN:
   8,700      Ser. B, (LOC: Union Bk. of
              Switzerland).....................      8,700,000
   2,800      Ser. B-2, (LOC: Westdeutsche
              Landesbank)......................      2,800,000
   5,000      Ser. B-3, (LOC: Landesbank
              Hessen)..........................      5,000,000
   5,120    Dist. of Columbia GO RB,
            Puttable Floating Opt.
            Tax-Exmp. Rcpt., Ser. PA-64,
            Ser. 1993C, (LIQ: Merrill Lynch
            Cap. Svs., Inc.),
            3.65%, VRDN........................      5,120,000
            Dist. of Columbia GO RFB,
            3.55%, VRDN:
  14,300      Ser. 1992A-1, (LOC: Natl.
              Westminster Bk.).................     14,300,000
   3,600      Ser. 1992A-2, (LOC: Bk. of
              Nova Scotia).....................      3,600,000
   7,900      Ser. 1992A-4, (LOC: Toronto
              Dominion Bk.)....................      7,900,000
   1,400      Ser. 1992A-5, (LOC: Bk. of
              Nova Scotia).....................      1,400,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                             VALUE

SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

           DISTRICT OF COLUMBIA -- CONTINUED
 $ 6,000    District of Columbia, Ser. A-3,
            (LOC: Toronto Dominion Bk.),
            3.55%, VRDN........................ $    6,000,000
   5,000    District of Columbia Hsg. Fin.
            Agy. Mortgage RB, Ser. 1996 C,
            (Invest. Agreement: Trinity
            Funding Corp.),
            3.90%, 12/1/97.....................      5,000,000
                                                    59,820,000
            FLORIDA -- 1.2%
   3,500    Escambia Cnty. Indl. Dev. RB,
            Daws Manufacturing Co., Inc.,
            (LOC: Amsouth Bk., Birmingham),
            3.50%, VRDN........................      3,500,000
   1,010    Florida COP, Consolidated
            Equipment Fin. Prog.,
            6.05%, 5/15/97.....................      1,014,512
   2,800    Orange Cnty. Hsg. Fin. Auth.
            MHRB, Oakwood, Ser. E, (LOC:
            Fleet Bk., N.A.),
            4.15%, 10/1/97.....................      2,800,000
   1,005    Palm Beach Cnty. Hsg. RB,
            Meridian Hsg., Ser. 1985, (LOC:
            Bk. of California, N.A.),
            4.21%, VRDN........................      1,005,000
   5,875    Palm Beach Cnty. School Brd.,
            MSTR Ser. 1996B, (LIQ: Norwest
            Bk., MN & Ins. by AMBAC),
            3.50%, VRDN........................      5,875,000
                                                    14,194,512
            GEORGIA -- 1.2%
   1,000    Albany Dougherty Cnty. Hosp.
            RB, Ser. 1984A, (Gtd. By Merck
            & Co.),
            3.80%, VRDN........................      1,000,000
   5,000    Albany Dougherty Payroll, (Gtd.
            By Merck & Co.),
            3.55%, VRDN........................      5,000,000
   6,000    Dev. Auth. of Polk Cnty. RB,
            Kimoto Tech. Inc., Ser. 1985,
            (LOC: Indl. Bk. of Japan, Ltd.),
            3.75%, VRDN........................      6,000,000
   2,200    Hsg. Auth. of Columbus MHRB
            Ref., Quail Ridge, Ser. 1988,
            (LOC: Columbus Bk. & Tr. Co.),
            3.70%, VRDN........................      2,200,000
                                                    14,200,000
PRINCIPAL
 AMOUNT
  (000)                                             VALUE
            ILLINOIS -- 10.8%
 $ 9,670    City of Aurora MHRB, Fox Valley
            Vlg. Apts, Ser. 1993, (LOC:
            Sumitomo Bk., Ltd.),
            3.65% VRDN......................... $    9,670,000
   2,900    City of Chicago GO Bds., MSTR
            SAK-13, Ser. 1984, (LIQ:
            Societe Generale & Ins. by
            AMBAC),
            3.55%, VRDN........................      2,900,000
   1,000    City of Chicago, Cook Cnty.
            RB, CSX Beckett Aviation, Ser.
            1984, (LOC: Barclay's Bk. PLC),
            3.54%, 3/14/97.....................      1,000,000
  29,000    City of Oakbrook Terrace
            Multifamily Hsg. Mtg. RB,
            Renaissance, Ser. 1985A, (LOC:
            Bayerische Landesbank,
            Girozentrale),
            4.90%, 11/3/97.....................     29,000,000
   4,000    City of Peoria Solid Waste
            Disposal RB, PMP Fermentation
            Products, Inc., Ser. 1996,
            (LOC: Sanwa Bk., Ltd.),
            3.75% VRDN.........................      4,000,000
   5,900    City of West Chicago IDRB,
            Acme Printing Inc., Ser. 1989,
            (LOC: Bk. of Tokyo, Ltd.),
            3.925%, VRDN.......................      5,900,000
   3,400    Illinois Dev. Fin. Auth. EDRB,
            MTI Corp., (LOC: Indl. Bk. of
            Japan, Ltd.),
            4.05%, VRDN........................      3,400,000
   3,040    Illinois Dev. Fin. Auth. IDRB,
            Uhlich Children's Home, (LOC:
            American Natl. Bk. & Tr.,
            Chicago),
            3.60%, VRDN........................      3,040,000
   1,200    Illinois Dev. Fin. Auth. PCRB,
            Diamond Star Motor, (LOC: Bk.
            of Tokyo),
            3.55%, VRDN........................      1,200,000
            Illinois Dev. Fin. Auth. RB,
            Gen. Accident Ins. Co., Ser.
            1985 ARB, (Gtd. by Gen.
            Accident Ins. Co. of America):
   6,800      3.70%, 9/1/97....................      6,800,000
   6,800      3.80%, 3/1/97....................      6,800,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                             VALUE


SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

            ILLINOIS -- CONTINUED

 $ 8,705    LaSalle Natl. Bk. Leasetops
            Trs., Ser. 1995A, (LOC: LaSalle
            Natl. Bk.),**
            3.50%, VRDN........................ $    8,705,128
  16,640    Vlg. of Hazel Crest Retirement
            Ctr. RB, Waterford Estates,
            Ser. 1992A, (LOC: Sumitomo Bk.),
            3.65%, VRDN........................     16,640,000
  10,000    Vlg. of Schaumburg MFHR,
            Treehouse II Apt., Ser. 1989,
            (LOC: Sumitomo Bk.),
            3.65%, VRDN........................     10,000,000
   2,000    Vlg. of Skokie EDRB, Skokie
            Fashion Square Assn., Ser.
            1984, (LOC: LaSalle Natl. Bk.),
            3.625%, VRDN.......................      2,000,000
  15,210    Vlg. of Vernon Hills MFHR,
            Hawthorn Lakes, Ser. 1991,
            (LIQ: Fuji Bk., Ltd. & Ins. by
            FSA), 3.80%, VRDN..................     15,210,000
                                                   126,265,128
            INDIANA -- 2.5%
   6,500    Avilla Economic Development
            RB, Pent Assemblies Inc., Ser.
            1996, (LOC: Fort Wayne Natl. Bk.),
            4.30%, 8/1/97......................      6,500,000
  15,580    City of Fort Wayne PCRB, Gen.
            Mtrs. Corp., (Gtd. by Gen.
            Mtrs. Corp.),
            3.45%, VRDN........................     15,580,000
            City of New Albany EDRB,
            (LOC: PNC Bk.) 3.60%, VRDN:
   2,000      Bert R. Huncilman & Son. Inc.,
              Ser. 1996A.......................      2,000,000
   2,000      Gordon L. & Jeffery
              Huncilman-Partner., Ser.
              1996B............................      2,000,000
   2,000    City of South Bend MFHR, Maple Lane
            Assn., Ser. 1987, (LOC: Society Bk.
            of Cleveland),
            3.60%, VRDN........................      2,000,000
     925    Decatur Indl. EDA-RB,
            Silberline Mfg. Co. Inc., (LOC:
            Corestates Capital Mkt., Inc.),
            4.20%, 6/1/97......................        925,000
                                                    29,005,000
PRINCIPAL
 AMOUNT
  (000)                                             VALUE
            IOWA -- 0.4%
 $ 5,000    City of Council Bluffs RB
            Catholic Hlth. Corp., Mercy
            Hosp., Council Bluffs, Ser.
            1985, (LOC: Fuji Bk., Ltd., LA),
            4.00%, 4/1/97...................... $    5,000,000
            KANSAS -- 0.5%
   1,000    City of Fredonia RB, Systech
            Envir. Corp., Ser. 1989, (LOC:
            Banque Natl. de Paris, NY),
            3.65%, VRDN........................      1,000,000
     540    City of Manhattan Tax
            Increment RRB, Central
            Business Distr. Tax Increment
            Redev., Ser. 1996A,
            4.10%, 12/1/97.....................        540,000
   1,800    City of Praire Vlg. MFHR, J.C.
            Nichol's Co., Ser. 1985, (Gtd.
            by Bankers Life Ins. Co.),
            3.90%, VRDN........................      1,800,000
            City of Salina RB (Salina
            Central Mall L.P.), Ser. 1984,
            (LOC: Boatmen's Bancshares,
            Inc.),
            3.50%, VRDN:
   1,200      Dillard's........................      1,200,000
   1,105      Penny's..........................      1,105,000
                                                     5,645,000
            KENTUCKY -- 1.8%
  20,300    Cnty. of Ohio PCRB, Big Rivers
            Elec. Corp., Ser. 1985, (LOC:
            Chemical Bk.),
            3.90%, VRDN........................     20,300,000
     856    Jefferson Cnty. IDRB, Belknap
            Inc., (LOC: Chemical Bk.),
            3.65%, VRDN........................        856,000
                                                    21,156,000
            LOUISIANA -- 2.1%
   7,000    Ascension Parish RB, Basf
            Corp., (Gtd. by BASF Corp.),
            3.55%, VRDN........................      7,000,000
   3,050    IDB of the Parish
            of Bossier, Inc., H. J. Wilson
            Co., Inc., Ser. 1982, (LOC:
            First Natl. Bk. of Chicago),
            4.00%, 12/1/97.....................      3,050,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                             VALUE


SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

            LOUISIANA -- CONTINUED

 $15,000    Louisiana HFA
            Mortgage RB, Ser. 1996D-4,
            4.10%, 9/15/97..................... $   15,000,000
                                                    25,050,000
            MARYLAND -- 0.2%
   2,035    Community Dev. Admin. State of
            Maryland Dept. of Hsg. & Comm.
            Dev., Single Family Prog.,
            Ser. 1987 Fourth ARB, (LOC:
            First Natl. Bk. of Boston),
            3.75%, 4/1/97......................      2,035,000
            MASSACHUSETTS -- 0.2%
     360    City of Lowell Indl. RB, Oak
            Realty Tr., Ser. 1985, (LOC:
            First Natl. Bk. of Boston),
            4.21%, VRDN........................        360,000
     500    Massachusetts Indl. Finl.
            Agy., Copley Pharmac, (LOC:
            First Natl. Bk. of Boston),
            4.46%, VRDN........................        500,000
     600    Massachusetts Indl. Finl.
            Auth. IDRB, Leavy Realty &
            Jencoat Metal, Ser. 1994, (LOC:
            First Natl. Bk. of Boston),
            4.21%, VRDN........................        600,000
     700    Massachusetts Indl. Finl.
            Auth. Indl. RB, Portland
            Causeway Rlty., Ser. 1988,
            (LOC: Citibank, N.A.),
            4.21%, VRDN........................        700,000
                                                     2,160,000
            MICHIGAN -- 1.4%
   2,000    Economic Dev. Corp. of the
            Twp. of Van Buren Economic RB,
            Daikin Clutch USA, Inc., Ser.
            1987, (LOC: Sanwa Bk., Ltd.),
            3.75%, VRDN........................      2,000,000
   4,645    Sault. Ste. Marie Tribe Bldg.
            Auth. RB, Ser. 1996A ARB, (LOC:
            First of Amer. Bk., N.A.),
            4.22%, 6/1/97......................      4,645,000
  10,000    School Dist. of the City of
            Detroit Wayne Cnty. GO Bds.,
            State School Aid Nts., Ser. 1996,
            4.50%, 5/1/97......................     10,008,902
                                                    16,653,902
PRINCIPAL
 AMOUNT
  (000)                                             VALUE
            MINNESOTA -- 9.1%
 $50,000    Capital Investors Tax Exempt
            Fund Ltd., Partnership, Ser.
            1996-5,
            3.60%, VRDN........................ $   50,000,000
  14,905    City of Eden Prairie MFHR,
            Park at City West Apt., Ser.
            1990, (LOC: Sumitomo Bank),
            3.65%, VRDN........................     14,905,000
   2,300    City of Robbinsdale IDR,
            Unicare Homes, Inc., Ser.
            1984, (LOC: Banque Paribas),
            3.60%, VRDN........................      2,300,000
   4,420    Dakota & Washington Cnties.
            Hsg. & Redev. Auth. MERLOTS,
            Ser. J, (LOC: Corestates Bk.,
            N.A.),
            4.20%, 3/1/97......................      4,420,000
   4,220    Minneapolis GO (Sports Arena),
            MSTR Ser. 1996A, (LIQ: Norwest
            Bk.),
            3.50%, VRDN........................      4,220,000
     800    Minneapolis/Saint Paul Hsg.
            Fin. Brd. RB,
            Minneapolis/Saint Paul Fam.
            Hsg. Prog., Phase VI, (COLL:
            GNMA),
            4.20%, 8/1/97......................        800,000
   2,550    Minnesota Agric. & EDRB, Como
            Partnership, Ser. 1996, (LOC:
            First Bk. Natl. Assn.),
            3.65%, VRDN........................      2,550,000
   1,510    Richfield Independent School
            Dist. #280, MSTR Ser. 1994P,
            (Ins. by FGIC),
            3.50%, VRDN........................      1,510,000
     750    Southern Minnesota Muni. Pwr.
            Agy. Supply Sys., MSTR Ser.
            1996I, (LIQ: Norwest Bk., MN &
            Ins. by FGIC),
            3.50%, VRDN........................        750,000
   1,000    Spring Lake Park I.S.D. No.
            16, MSTR Ser. 1996G, (LIQ:
            Norwest Bk., MN & Ins. by
            FGIC),
            3.50%, VRDN........................      1,000,000
  24,200    St. Louis Park Hlth. Care Fac.
            RB Fltg. Tr. Cert., (LIQ:
            Norwest Bk., & Ins. by AMBAC),
            3.50%, VRDN........................     24,200,000
                                                   106,655,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                             VALUE


SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

            MISSISSIPPI -- 0.3%
 $ 3,000    Lee Cnty. IDRB, Hunter Douglas
            Inc., Ser. 1985, (LOC: Bk. of
            Amer. Natl. Tr. & Svg. Assn.),
            3.95%, VRDN........................ $    3,000,000
            MISSOURI -- 1.5%
   4,000    Boatmens St. Louis Grantor
            Tr., Cert. Partn., Ser.
            1996A-1, (LOC: Boatmens Natl.
            Bk., St. Louis),
            3.55%, VRDN........................      4,000,000
   8,375    City of St. Louis TRANS,
            4.75%, 6/30/97.....................      8,395,268
   4,330    Missouri Dev. Fin. Brd. IDRB,
            Cook Composites & Polymers
            Co., Ser. 1994, (LOC: Societe
            Generale),
            3.75%, VRDN........................      4,330,000
     825    School District of North Kansas
            GO School Bldg. Bds.,
            Missouri Direct Deposit Prog.,
            Ser. 1996,
            7.00%, 3/1/97......................        825,000
                                                    17,550,268
            MONTANA -- 0.1%
     710    Butte Silver Bow City & Cnty.,
            Copper City Assn., Ser. 1988,
            (LOC: Bank of America),
            3.55%, VRDN........................        710,000
            NEBRASKA -- 0.4%
   4,200    Lancaster Cnty. IDRB, AS
            Mid-Amer., Inc., Ser. 1994,
            (LOC: Heller Finl., Inc.),
            3.85%, VRDN........................      4,200,000
            NEVADA -- 0.4%
   4,450    Nevada Housing Division RB,
            Oakmont at Reno, (LOC: Banque
            Paribas),
            3.55%, VRDN........................      4,450,000
            NEW HAMPSHIRE -- 0.1%
   1,500    New Hampshire Hsg. Fin. Auth.
            MFHR, Nashua-Oxford, Ser.
            1990, (Surety Bond: Contl. Cas.
            Corp.),
            3.50%, VRDN........................      1,500,000
            NEW JERSEY -- 3.2%
  15,000    County of Essex TRANS, Ser. A,
            4.50%, 9/17/97.....................     15,035,454
PRINCIPAL
 AMOUNT
  (000)                                             VALUE
            NEW JERSEY -- CONTINUED
 $ 3,000    Jersey City Promissory Notes,
            4.00%, 4/3/97...................... $    3,000,973
   4,220    Jersey City Refunding Notes,
            4.125%, 1/16/98....................      4,224,405
  10,000    Jersey City TRANS, 4.75%,
            9/26/97............................     10,038,470
   2,585    New Jersey EDA-EDRB, Wood
            Hollow Assn. L.L.C., (LOC:
            Corestates Bk.),
            3.55%, VRDN........................      2,585,000
   2,800    Newark Healthcare Fac. RB, New
            Community Urban Renewal, Ser.
            1995, (COLL: GNMA),
            3.40%, VRDN........................      2,800,000
                                                    37,684,302
            NEW MEXICO -- 0.5%
   4,855    Cnty. of Sandoval MFHR,
            Arrowhead Ridge Apt., Ser.
            1996, (LIQ: FGIC),
            4.65%, 7/1/97......................      4,855,000
   1,000    Rio Arriba Cnty. IDRB,
            Franklin Industries, (LOC:
            NationsBank),
            3.60%, VRDN........................      1,000,000
                                                     5,855,000
            NEW YORK -- 3.2%
            Battery Park City Auth. Hsg.
            RB, Marina Towers Tender
            Corp., (LOC: Sumitomo Bk.)
            3.90%, VRDN:
   8,560      Ser. A...........................      8,560,000
   7,765      Ser. B...........................      7,765,000
   6,400    City of New Rochelle NY School
            Dist. TRANS,
            4.25%, 6/30/97.....................      6,404,989
   6,000    New York City GO, Ser. 1993B,
            (Ins. by FGIC),
            3.55%, VRDN........................      6,000,000
   2,500    New York City GO Subser. B5,
            (Ins. by MBIA),
            3.50%, VRDN........................      2,500,000
   6,000    New York City Mun. Wtr. Fin.
            Auth. RB, Ser. 1995A, (Ins by
            FGIC),
            3.55%, VRDN........................      6,000,000
                                                    37,229,989

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                             VALUE


SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

            NORTH CAROLINA -- 0.6%
 $ 3,600    Cabarrus Cnty. Indl. Fac.
            PCRB, Oiles America Corp.,
            Ser. 1989, (LOC: Indl. Bk. of
            Japan, Ltd., NY),
            4.05%, VRDN........................ $    3,600,000
   3,000    Guilford Cnty. Indl. Fac. &
            Pollution Control Fing. Auth.
            RB Sewage Disp., High Pt.
            Chem., Ser. 1994, (LOC:
            Sumitomo Bk., Ltd., NY),
            3.65%, VRDN........................      3,000,000
     570    NCNB Pooled Tax-Empt. Tr. COP, Ser.
            1990A,
            (LOC: NationsBank of NC),**
            4.125%, VRDN.......................        570,000
                                                     7,170,000
            OHIO -- 1.0%
   4,200    Cnty. of Summit IDA-IDRB,
            Shin-Etsu Silicones of Amer.
            Inc., Ser. 1994, (LOC: Bk of
            Tokyo, Ltd. & Mitsubishi Bk.,
            Ltd.),
            3.70%, VRDN........................      4,200,000
   4,250    Dayton Ohio Airport Impt. Nts.,
            4.50%, 3/25/97.....................      4,251,360
   3,000    Ohio Hsg. Fin. Agy. MFHR, 10
            Wilmington Place, Ser. 1991B,
            (LIQ: Fuji Bk., Ltd. & Ins. by
            FSA),
            3.80%, VRDN........................      3,000,000
                                                    11,451,360
            OREGON -- 0.3%
            Oregon EDRB Series CLVI,
            (LOC: Bk. of California, N.A.)
            3.75%, VRDN:
   1,960      Pacific Coast Seafoods Co........      1,960,000
   1,210      Pacific Oyster Co................      1,210,000
                                                     3,170,000
            PENNSYLVANIA -- 7.9%
   2,855    Chester Cnty. IDA Mfg. Fac.
            RB, Devault Packing Co., Inc.,
            Ser. 1995, (LOC: Meridian Bk.),
            3.75%, VRDN........................      2,855,000
  10,000    City of Philadelphia GO Bds.,
            Ser 1990, (LOC: Fuji Bk., Ltd.,
            NY),
            3.50%, 4/7/97......................     10,000,000
PRINCIPAL
 AMOUNT
  (000)                                             VALUE
            PENNSYLVANIA -- CONTINUED
 $   500    Elk Cnty. IDA-IDRB Ref.,
            Stackpole Corp., Ser. 1989,
            (LOC: First Natl. Bk. of
            Boston),
            4.21%, VRDN........................ $      500,000
  39,865    Emmaus General Auth. RB,
            Pennsylvania Variable Rate Ln.
            Prog., (Ins by FSA),
            3.40%, VRDN........................     39,865,000
     855    Fayette Cnty. Hosp. Auth. RB,
            Uniontown Hosp., Ser. 1996,
            (Ins. by Connie Lee),
            4.25%, 6/15/97.....................        855,337
     650    Lawrence Cnty. IDA-PCRB,
            Calgon Carbon, Ser. 1983A,
            (Gtd. by Merck & Co.),
            3.80%, VRDN........................        650,000
   1,990    Monroe Cnty. IDA-RB, United
            Steel, Ser. A, (LOC: Corestates
            Bk., N.A.),
            3.75%, VRDN........................      1,990,000
   1,500    Montgomery Cnty. IDA-RB,
            Laneko Engineering Co., Ser.
            1995, (LOC: Meridian Bk.),
            3.75%, VRDN........................      1,500,000
   3,200    Pennsylvania Higher Ed. Fac.
            Auth. RB, Carnegie Mellon
            Univ., Ser. 1995D,
            3.45%, VRDN........................      3,200,000
   1,235    Pennsylvania Econ. Dev. Fin.
            Auth. RB, C.F. Martin & Co.,
            Inc., Ser. H, (LOC: Meridian
            Bk.),
            3.75%, VRDN........................      1,235,000
   3,880    Pennsylvania Hsg. Fin. Agy.
            MERLOTS, Ser. I, (LIQ:
            Corestates Bk., N.A.),
            4.125%, 4/1/97.....................      3,880,000
   8,100    Philadelphia Hosp. & Higher
            Ed. Fac. Auth. RB., Children
            Hosp., Ser. A, (SPA: Morgan
            Guaranty, NY),
            3.45%, VRDN........................      8,100,000
     920    Reading School Dist. GO, Ser.
            1997, 3.95%, 1/15/98...............        920,736
   9,400    School Dist. of Philadelphia
            TRANS, Ser. 1996,
            4.50%, 6/30/97.....................      9,415,002

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                             VALUE


SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

            PENNSYLVANIA -- CONTINUED

 $ 2,000    Schuylkill Cnty. IDA-RB,
            Craftex Mills, Inc., (LOC:
            Corestates Bk.),
            3.75%, 3/5/97...................... $    2,000,000
   2,010    West Cornwall Twp. Muni. Auth.
            RB, Lebanon Vly. Brethren
            Home, Ser. 1995, (LOC: Meridian
            Bk.),
            3.50%, VRDN........................      2,010,000
   3,040    Westmoreland Cnty. IDA-IDRB,
            White Consolidated Ind., Inc.,
            (LOC: Chemical Bk.),
            3.96%, 6/1/97......................      3,041,936
                                                    92,018,011
            RHODE ISLAND -- 0.3%
   3,000    Rhode Island Solid Waste Mgmt.
            Corp. Landfill Lease Nts.,
            Ser. 1995A,
            4.50%, 8/1/97......................      3,004,225
            SOUTH CAROLINA -- 0.9%
   3,500    Darlington Cnty. IDA-IDRB,
            B.F. Shaw, Inc., Ser. 1995,
            (LOC: Mercantile Bk. of St.
            Louis N.A.),
            3.90%, VRDN........................      3,500,000
   2,225    Lexington Cnty. RB, Charter
            Rivers Hosp., (LOC: Bk. of
            Tokyo),
            3.50%, VRDN........................      2,225,000
     250    South Carolina Jobs EDA Hosp.
            Facs. RB, Beloit Corp., (LOC:
            Cr. Coml. de France),
            3.60%, VRDN........................        250,000
            South Carolina Jobs EDA-EDRB,
            (LOC: Cr. Coml. de France):
     600      Ridge Pallets, Ser. B
              3.70%............................        600,000
   2,700      Roller Bearing Co., Ser. 1994A,
              4.10%............................      2,700,000
     750      Tuttle Co., Inc., Ser. A,
              3.70%............................        750,000
                                                    10,025,000
            SOUTH DAKOTA -- 0.5%
   5,285    Rapid City EDRB, Civic
            Center Assoc., (LOC: Bayerische
            Vereinsbank AG),
            3.65%, VRDN........................      5,285,000
PRINCIPAL
 AMOUNT
  (000)                                             VALUE
            TENNESSEE -- 3.2%
 $ 1,000    IDB of Blount Cnty. IDRB,
            Advance Crystal, Inc., Ser.
            1988, (LOC: Indl. Bk. of Japan,
            Ltd.),
            3.75%, VRDN........................ $    1,000,000
            IDB of Met. Govt. of
            Nashville, Ser. 1989, (LOC:
            Sumitomo Bk.),
            3.65%, VRDN:
   8,995      Beechwood........................      8,995,000
   4,680      Belle Valley.....................      4,680,000
   6,710      Graybrook Apts...................      6,710,000
   3,200    IDB of the City Chattanooga
            RRB, Radisson Read House, Ser.
            1995, (LOC: Heller Finl. Inc.),
            4.15%, VRDN........................      3,200,000
   5,000    IDB of the City of Morristown
            IDRB, Camvac Intl., Inc., Ser.
            1983, (LOC: ABN-Amro Bk.),
            3.625%, VRDN.......................      5,000,000
     500    Monroe Cnty. Indl. Dev. Brd.
            IDRB, Amer. Transit Corp.,
            (LOC: Bk. of New York),
            3.60%, VRDN........................        500,000
   3,405    Shelby Cnty. Hlth. Edl. & Hsg.
            Fac. Brd., Methodist Hlth.
            Sys., Ser. C, (LIQ: Sanwa Bk.,
            Ltd & Ins. by MBIA),
            4.05%, 8/1/97......................      3,405,000
   4,285    Smyrna Hsg. Assn. MFHR,
            Imperial Gardens Apts., Ser.
            1989, (LOC: Sumitomo Bk.),
            3.65%, VRDN........................      4,285,000
                                                    37,775,000
            TEXAS -- 5.5%
   2,500    Brazos River Harbor Navigation
            Dist. RB, BASF Corp., (Gtd. by
            Basf Corp.),
            3.55%, VRDN........................      2,500,000
   5,985    Galveston Hsg. Fin. Corp. MFHR
            Ref., Vlg. by the Sea Apt.,
            Ser. 1993, (LOC: Sumitomo Bk.),
            3.75%, VRDN........................      5,985,000
   3,400    Gulf Coast Waste Disposal
            Auth. RB, Amoco Oil Co., (Gtd.
            by Amoco Oil),
            3.55%, VRDN........................      3,400,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                             VALUE


SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

            TEXAS -- CONTINUED

 $ 2,600    Harris Cnty. Hsg. Fin. Corp.,
            MFHR, Methodist Hosp., Ser.
            1994, (LOC: Morgan Guaranty,
            NY),
            3.45%, VRDN........................ $    2,600,000
   7,000    Matagorda Cnty. Nav. Dist. #1
            CDC Certificates, Ser. 97D,
            (LIQ: Caisse Depots & Ins. by
            FGIC),
            3.50%, VRDN........................      7,000,000
   7,905    NCNB Pooled Tax-Empt. Tr. COP, Ser.
            1990B, (LOC: NationsBank of Texas),
            4.125%, VRDN.......................      7,905,000
   4,000    Port of Corpus Christi Auth.
            Nueces Cnty. RRB, Union
            Pacific Corp., Ser. 1989 TECP,
            (Gtd. by Union Pacific Corp.),
            3.85%, 5/21/97.....................      4,000,000
   4,800    Southwest Higher Ed. Auth. RB,
            Southern Methodist Univ., (LOC:
            Morgan Guaranty, NY),
            3.45%, VRDN........................      4,800,000
   4,380    Tarrant Cnty. Hsg. Fin. Corp.
            MFHR Ref., Lincoln Meadows,
            Ser. 1988 ARB, (Surety: Contl.
            Cas. Corp.),
            4.10%, 12/1/97.....................      4,379,636
  15,000    Texas TRANS, 4.75%, 8/29/97........     15,055,196
   6,000    Tyler Health Fac. Dev. Corp.
            RB, East Texas Med. Ctr. Regl.
            Hlth., Ser. 1993C TECP, (LOC:
            Banque Paribas),
            3.50%, 3/12/97.....................      6,000,000
                                                    63,624,832
            UTAH -- 4.8%
   2,800    Summit Cnty. IDRB, Hornes'
            Kimball Junction L.P., Ser.
            1985, (LOC: West One Tr.),
            3.80%, VRDN........................      2,800,000
PRINCIPAL
 AMOUNT
  (000)                                             VALUE
            UTAH -- CONTINUED
            Tooele Cnty. Hazardous Waste
            Treatment RB, Union Pacific
            Corp., Ser. A TECP, (Gtd. by
            Union Pacific Corp.):
 $ 7,000      3.80%, 3/10/97................... $    7,000,000
   6,290      3.80%, 4/10/97...................      6,290,000
  10,000      3.80%, 4/24/97...................     10,000,000
  15,400      3.80%, 4/28/97...................     15,400,000
  15,000      3.85%, 4/7/97....................     15,000,000
                                                    56,490,000
            VERMONT -- 0.2%
   2,000    Burlington Wastwater Revenue
            TRANS,
            5.60%, 1/30/98.....................      2,028,545
            VIRGINIA -- 0.9%
   2,900    Henrico Cnty. IDA RB,
            (LOC: Tokai Bk., Ltd.),
            3.95%, VRDN........................      2,900,000
   3,000    Richmond Cnty. Indl. Fac.
            PCRB, Cogentrix of Richmond,
            (LOC: Banque Paribas),
            3.90%, VRDN........................      3,000,000
   3,500    Richmond IDA-RB, Cogentrix of
            Richmond, (LOC: Banque Paribas),
            3.90%, VRDN........................      3,500,000
   1,000    Rockingham Cnty. Indl. Dev.
            PCRB, Merck & Co., Inc., Ser.
            1983A, (Gtd. by Merck & Co.),
            3.55%, VRDN........................      1,000,000
                                                    10,400,000
            WASHINGTON -- 1.8%
   2,200    Klickitat Cnty. Pub. Corp. RB,
            Mercer Ranches, Ser. 1996,
            (LOC: U.S. Bk. of Washington,
            N.A.),
            3.80%, VRDN........................      2,200,000
   2,000    Pierce Cnty. Econ. Dev. Corp.,
            McFarland Cascade, (LOC: U.S.
            Bk. of Washington, N.A.),
            3.80%, VRDN........................      2,000,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                             VALUE


SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED

            WASHINGTON -- CONTINUED

 $   410    Pierce Cnty. Econ. Dev. Corp.
            IDRB, Pickering Industries,
            Ser. 1990, (LOC: Indl. Bk. of
            Japan, Ltd.),
            3.50%, VRDN........................ $      410,000
            Pilchuck Dev. Pub. Corp. IDRB,
            (LOC: Bk. of California, N.A.),
            VRDN:
   1,455      Canyon Park Assn., 3.65%,........      1,455,000
   1,047      Hillside Assn., 3.65%,...........      1,047,000
   1,312      Omni Assn., 3.65%,...............      1,312,000
   8,450      Romac Industries, Inc., Ser.
              1995,
              3.70%,...........................      8,450,000
            Washington Pub. Pwr. Sup. Sys.
            Nuclear RRB No. 1:
   1,000      7.10%, 7/1/97....................      1,010,070
   1,635      Ser. A, 4.50%, 7/1/97............      1,637,631
   1,525    Washington Pub. Pwr. Sup. Sys.
            Nuclear RRB No. 2, Ser. A,
            4.50%, 7/1/97......................      1,527,449
                                                    21,049,150
            WISCONSIN -- 2.3%
  27,230    Southeast Pro. Baseball Park
            Dist. Sales Tax RB, Ser. 1996,
            (Invest. Agreement: Bayrland),
            4.10%, 12/15/97....................     27,230,000
PRINCIPAL
 AMOUNT
  (000)                                             VALUE
            OTHER -- 5.6%
            Puttable Floating Opt.
            Tax-Empt., (LIQ: Credit
            Suisse),
            3.55%, VRDN:
 $51,780      IBM Grantor Trust, Ser.
              1996C............................ $   51,780,000
  10,370      KOCH Fin. Corp...................     10,370,000
   3,340    Puttable Floating Opt.
            Tax-Empt. PPT-5W, (LIQ: Credit
            Suisse),
            3.55%, VRDN........................      3,340,000
                                                    65,490,000
            TOTAL SHORT-TERM MUNICIPAL
            SECURITIES
            (COST $1,168,720,601)..............  1,168,720,601

 SHARES
  (000)
 MUTUAL FUND SHARES -- 0.0%
            (COST $300,000)
     300    Federated Tax-Free Obligation
            Fund.............................         300,000
            TOTAL INVESTMENTS --
              (COST $1,169,020,601).... 100.2 %  1,169,020,601
            OTHER ASSETS AND
              LIABILITIES, NET......... (0.2)      (2,452,126)
            NET ASSETS --.............. 100.0 % $1,166,568,475

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

Summary of Abbreviations:

ACES -- Adjustable Convertible Extendable Securities
AMBAC -- American Municipal Bond Assurance Corp.
ARB -- Adjustable Rate Bonds
COLL -- Collateral
COP -- Certificates of Participation
EDA -- Economic Development Authority
EDRB -- Economic Development Revenue Bond
FGIC -- Financial Guaranty Insurance Co.
FSA -- Financial Security Assurance Inc.
GNMA -- Government National Mortgage Association
GO -- General Obligations
HFA -- Housing Finance Agency
IDA -- Industrial Development Authority
IDB -- Industrial Development Board
IDR -- Industrial Development Revenue
IDRB -- Industrial Development Revenue Bond
LIQ -- Liquidity Provider
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
MERLOTS -- Municipal Exempt Receipts Liquidity Option
             Tenders
MFHR -- Multifamily Housing Revenue
MSTR -- Municipal Securities Trust Receipt
PCRB -- Pollution Control Revenue Bond
RB -- Revenue Bonds
RRB -- Refunding Revenue Bonds
SLMA -- Student Loan Marketing Association
SPA -- Securities Purchase Agreement
TECP -- Tax Exempt Commercial Paper
TRANS -- Tax Revenue Anticipation Notes
VRDN -- Variable Rate Demand Notes
YTM -- Yield To Maturity

Adjustable Rate Bonds are putable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 1997. These securities represent 2% of total investments at February 28, 1997.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 1997. These securities represent 66% of total investments at February 28, 1996.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; standby bond purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

** Rule 144A securities which are restricted in resale to qualified institutions and are considered liquid.

See accompanying notes to financial statements.

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

ASSETS:
   Investments at value (identified cost $1,169,020,601).......................................................  $1,169,020,601
   Cash........................................................................................................         394,307
   Interest receivable.........................................................................................       7,498,626
   Receivable for Fund shares sold.............................................................................         544,063
   Prepaid expenses and other assets...........................................................................          55,690
         Total assets..........................................................................................   1,177,513,287
LIABILITIES:
   Payable for investments securities purchased................................................................       8,025,581
   Dividends payable...........................................................................................       1,488,403
   Accrued advisory fee........................................................................................         418,469
   Payable for Fund shares redeemed............................................................................         331,387

   Distribution fee payable....................................................................................         326,010
   Accrued expenses............................................................................................         354,962
         Total liabilities.....................................................................................      10,944,812
NET ASSETS.....................................................................................................  $1,166,568,475
NET ASSETS CONSIST OF:
   Paid-in capital.............................................................................................  $1,166,826,346
   Accumulated net realized loss on investment transactions....................................................        (257,871)
         Net assets............................................................................................  $1,166,568,475

CALCULATION OF NET ASSET VALUE PER SHARE:
   Class A Shares ($689,576,557)(689,695,276 shares of beneficial interest outstanding).....................................  $1.00
   Class Y Shares ($476,991,918)(477,092,273 shares of beneficial interest outstanding).....................................  $1.00

See accompanying notes to financial statements.

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 1997
                                  (UNAUDITED)

INVESTMENT INCOME:
   Interest.......................................................................................               $22,596,170
EXPENSES:
   Advisory fee...................................................................................  $2,892,482
   Distribution fee -- Class A Shares.............................................................     965,960
   Custodian fee..................................................................................     135,426
   Transfer agent fee.............................................................................      91,314
   Reports and notices to shareholders............................................................      53,351
   Registration and filing fees...................................................................      37,198
   Interest expense...............................................................................      28,513
   Professional fees..............................................................................      23,109
   Insurance......................................................................................       9,341
   Trustees' fees and expenses....................................................................       7,250
   Other..........................................................................................      11,094
                                                                                                     4,255,038
   Less advisory fee waiver.......................................................................    (283,470)
      Net expenses................................................................................                 3,971,568
Net investment income.............................................................................                18,624,602
Net realized gain on investments..................................................................                         9
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................................               $18,624,611

See accompanying notes to financial statements.

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS
                                                                                              ENDED
                                                                                           FEBRUARY 28,      YEAR ENDED
                                                                                               1997          AUGUST 31,
                                                                                           (UNAUDITED)          1996
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income................................................................  $   18,624,602   $    36,638,019
   Net realized gain (loss) on investment transactions..................................               9            (6,227)
      Net increase in net assets resulting from operations..............................      18,624,611        36,631,792
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares.......................................................................      (9,787,172)      (19,837,670)
   Class Y Shares.......................................................................      (8,837,430)      (16,800,349)
      Total distributions to shareholders from net investment income....................     (18,624,602)      (36,638,019)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold............................................................   1,266,527,489     2,572,408,736
   Proceeds from shares issued from aquisition of FFB Tax-Free Money Market Fund........              --       103,129,021
   Proceeds from reinvestment of distributions..........................................       8,133,007        16,202,992
   Payments for shares redeemed.........................................................  (1,385,441,253)   (2,390,799,129)
         Net increase (decrease) resulting from Fund share transactions.................    (110,780,757)      300,941,620
         Net increase (decrease) in net assets..........................................    (110,780,748)      300,935,393
NET ASSETS:
   Beginning of period..................................................................   1,277,349,223       976,413,830
   End of period........................................................................  $1,166,568,475   $ 1,277,349,223

See accompanying notes to financial statements.

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(Photo of coins)
                              FINANCIAL HIGHLIGHTS

                                               CLASS A SHARES                                 CLASS Y SHARES
                                     SIX MONTHS               JANUARY 5,   SIX MONTHS
                                       ENDED                    1995*        ENDED
                                    FEBRUARY 28,  YEAR ENDED   THROUGH    FEBRUARY 28,
                                        1997      AUGUST 31,  AUGUST 31,      1997                YEAR ENDED AUGUST 31,
                                    (UNAUDITED)      1996        1995     (UNAUDITED)       1996       1995      1994      1993
PER SHARE DATA:
Net asset value, beginning of
  period...........................      $1.00        $1.00        $1.00       $1.00          $1.00     $1.00     $1.00     $1.00
Net investment income..............       0.01         0.03         0.02        0.02           0.03      0.04      0.02      0.03
Less distributions to shareholders
  from net investment income.......      (0.01)       (0.03)       (0.02)      (0.02)         (0.03)    (0.04)    (0.02)    (0.03)
Net asset value, end of period.....      $1.00        $1.00        $1.00       $1.00          $1.00     $1.00     $1.00     $1.00
TOTAL RETURN+......................       1.5%         3.2%         2.2%        1.7%           3.5%      3.6%      2.5%      2.6%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)..................   $689,577     $660,516    $ 554,924    $476,992      $ 616,833  $421,490  $402,419  $401,376
Ratios to average net assets:
  Expenses**.......................       .82%++       .79%         .78%++       .52%++        .49%      .50%      .34%      .34%
  Net investment income**..........      3.06%++      3.14%        3.28%++      3.37%++       3.44%     3.53%     2.47%     2.58%

                                       CLASS Y SHARES
                                YEAR ENDED AUGUST 31, 1992
PER SHARE DATA:
Net asset value, beginning of
  period...........................     $1.00
Net investment income..............      0.04
Less distributions to shareholders
  from net investment income.......     (0.04)
Net asset value, end of period.....     $1.00
TOTAL RETURN+......................      3.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)..................  $416,924
Ratios to average net assets:
  Expenses**.......................      .32%
  Net investment income**..........     3.72%

 # The Fund changed its fiscal year end from February 28 to August 31.

 + Total return is calculated on the net asset value per share for the periods indicated and is not annualized.

++ Annualized.

 * Commencement of class operations.

** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                          CLASS A SHARES                              CLASS Y SHARES
                                                SIX MONTHS               JANUARY 5,    SIX MONTHS
                                                  ENDED                    1995*         ENDED
                                               FEBRUARY 28,  YEAR ENDED   THROUGH     FEBRUARY 28,
                                                   1997      AUGUST 31,  AUGUST 31,       1997            YEAR ENDED AUGUST 31,
                                               (UNAUDITED)      1996        1995      (UNAUDITED)       1996     1995   1994   1993
Expenses......................................      .87%++       .90%        .90%++        .56%++        .60%     .63%   .64%   .63%
Net investment income.........................     3.01%++      3.03%       3.16%++       3.32%++       3.33%    3.40%  2.17%  2.29%

                                           CLASS Y SHARES
                                     YEAR ENDED AUGUST 31, 1992
Expenses......................................   .63%
Net investment income.........................  3.41%

See accompanying notes to financial statements.

                      EVERGREEN TREASURY MONEY MARKET FUND
(Photo of eagle)

A REPORT FROM YOUR
PORTFOLIO MANAGER
KELLIE ALLEN

  We are pleased to present the Semiannual Report for the
Evergreen Treasury Money Market Fund for the six-month period ended February 28, 1997. The total return for the Fund's Class A shares for the six months was 2.34%*. This return was ahead of the Lipper average of 97 U.S. Treasury Money Market funds
tracked by Lipper Analytical Services during that period**. The seven-day current and effective yields as of February 28, for the Fund's Class A shares were 4.61% and 4.72%, respectively.
  The past six months have proven to be a roller coaster ride        [Photo]
for fixed income investors. The bond market rallied throughout the second half of calendar 1996 as interest rates declined, but was stifled as rates jumped in December then steadily increased throughout the first two months of 1997. The yield on the benchmark thirty-year treasury bond began the six-month period at 7.1%, declined, then rebounded and settled at 6.8% on February 28. Short-term rates also fluctuated rather dramatically during the six-month period. The yield on the three-month treasury bill began the fiscal year at 5.3%, declined steadily through mid-December, then climbed sharply to finish at 5.2% on February 28.
  In the final week of February, Federal Reserve Chairman, Alan Greenspan, rocked the financial markets in an appearance before Congress. Mr. Greenspan, while acknowledging that inflation remains in check, suggested that the best course of action may be to raise rates as a preventative measure to curb inflation before it actually appears. The Federal Reserve Board had neither raised nor lowered interest rates in well over a year. As of February 28, the yield on two-year treasury notes stood at 6.09%, 84 basis points above the Fed Funds rate.
  The Fund invests exclusively in short-term U.S. Government obligations which are fully guaranteed as to principal and interest by the U.S. Government. Within the Fund, we continue to maintain a maturity at the longer end of our normal range in an attempt to lock in higher, more attractive rates. The Fund also utilizes reverse repurchase agreements to help enhance the portfolio's return. This process, relatively risk-free, provides the Fund an opportunity gain a couple of basis points as a reward, which can help it to outperform similar funds. The Fund's longer-term performance continues to be impressive as its five-year average annual compound return ended March 31, 1997, ranked number one among the 49 Treasury money market funds tracked by Lipper during that time**. The Fund's one-year total return ended March 31, ranked number four out of the 96 Treasury money market funds tracked by Lipper during that time.
  Thank you for your investment in the Evergreen Treasury Money Market Fund.

FIGURES REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.

* PERFORMANCE FIGURES INCLUDE THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY.

   DURING THE PERIOD UNDER REVIEW, THE ADVISER CONTINUED TO VOLUNTARILY WAIVE A PORTION OF ITS ADVISORY FEE. HAD FEE NOT BEEN WAIVED, PERFORMANCE AND YIELDS WOULD HAVE BEEN LOWER. FEE WAIVER MAY BE REVISED AT ANY TIME.

   THE FUND MAY INCUR 12B-1 EXPENSES UP TO AN ANNUAL MAXIMUM OF .35 OF 1% OF ITS AVERAGE DAILY NET ASSETS OF ITS CLASS A SHARES. FOR THE FORESEEABLE FUTURE, HOWEVER, MANAGEMENT INTENDS TO LIMIT SUCH PAYMENTS TO .30 OF 1% OF THE FUND'S DAILY NET ASSETS OF ITS CLASS A SHARES.

** SOURCE: LANA (LIPPER ANALYTICAL NEW APPLICATIONS) LIPPER ANALYTICAL SERVICES
   INC., IS AN INDEPENDENT MUTUAL FUNDS PERFORMANCE MONITOR. LIPPER AVERAGE DOES NOT INCLUDE SALES CHARGES, AND IF INCLUDED PERFORMANCE MAY BE LOWER AND THE FUND'S RANKINGS MAY BE DIFFERENT.

   AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE. YIELDS FLUCTUATE.

                      EVERGREEN TREASURY MONEY MARKET FUND
(Photo of eagle)
                            STATEMENT OF INVESTMENTS
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                             VALUE
 U.S. TREASURY BILLS -- 3.4%
            (COST $99,358,750)
$100,000    5.130%, 4/17/97.................... $   99,358,750
 U.S. TREASURY NOTES -- 27.9%
  25,000    6.125%, 3/31/97....................     25,120,850
  50,000    6.875%, 4/30/97++..................     50,353,066
  50,000    6.500%, 4/30/97++..................     50,055,643
  70,000    8.500%, 5/15/97++..................     70,365,276
 150,000    6.375%, 6/30/97++..................    150,532,859
 110,000    6.000%, 8/31/97....................    109,999,538
 135,000    5.750%, 9/30/97....................    135,140,293
  50,000    5.750%, 10/31/97...................     50,037,723
 175,000    5.250% 12/31/97....................    174,566,568
            TOTAL U.S. TREASURY NOTES
            (COST $816,171,816)................    816,171,816
 REPURCHASE AGREEMENTS* -- 80.4%
 120,000    Barclays Bank, PLC,
            5.350%, dated 2/28/97, due 3/03/97
            (1)................................    120,000,000
 120,000    Daiwa Securities Co., Ltd.,
            5.360%, dated 2/28/97, due 3/03/97
            (2)................................    120,000,000
 150,000    Dean Witter Reynolds, Inc.,
            5.350%, dated 2/24/97, due 3/03/97
            (3)................................    150,000,000
 120,000    Donaldson, Lufkin & Jenrette
            Securities Corp.,
            5.350%, dated 2/28/97, due 3/03/97
            (4)................................    120,000,000
 100,000    Dresdner Bank AG,
            5.350%, dated 2/24/97, due 3/03/97
            (5)................................    100,000,000
 102,062    Dresdner Bank AG,
            5.250%, dated 2/03/97, due 4/30/97
            (6)**+.............................    102,062,500
 151,500    Dresdner Bank AG,
            5.330%, dated 2/04/97, due 6/30/97
            (7)**+.............................    151,500,000
 120,000    First Boston Corp.,
            5.350%, dated 2/28/97, due 3/03/97
            (8)................................    120,000,000
 120,000    Goldman, Sachs Group L.P.,
            5.350%, dated 2/28/97, due 3/03/97
            (9)................................    120,000,000
 120,000    HSBC Securities, Inc.,
            5.350%, dated 2/28/97, due 3/3/97
            (10)...............................    120,000,000

PRINCIPAL
 AMOUNT
  (000)                                             VALUE
$130,000    Lehman Brothers Inc.,
            5.370%, dated 2/28/97, due 3/03/97
            (11)............................... $  130,000,000
 120,000    Merrill Lynch, Pierce, Fenner
            & Smith,
            5.350%, dated 2/28/97, due 3/03/97
            (12)...............................    120,000,000
 120,000    Morgan Guaranty Trust Co.
            of New York,
            5.375%, dated 2/28/97, due 3/03/97
            (13)...............................    120,000,000
 120,000    Morgan Stanley Co.,
            5.300%, dated 2/28/97, due 3/03/97
            (14)...............................    120,000,000
  50,000    NationsBank, Charlotte, NC,
            5.350%, dated 2/28/97, due 3/03/97
            (15)...............................     50,000,000
 200,000    Nikko Securities Co.
            International, Inc.,
            5.360%, dated 2/24/97, due 3/03/97
            (16)...............................    200,000,000
 150,000    Smith Barney Shearson, Inc.,
            5.280%, dated 2/20/97, due 3/06/97
            (17)...............................    150,000,000
  72,100    Smith Barney Shearson, Inc.,
            5.330%, dated 2/20/97, due 5/15/97
            (18)**+............................     72,100,000
  50,000    State Street Bank & Trust Co.,
            5.100%, dated 2/28/97, due 3/03/97
            (19)...............................     50,000,000
 120,000    Union Bank Switzerland,
            5.370%, dated 2/28/97, due 3/03/97
            (20)...............................    120,000,000
            TOTAL REPURCHASE AGREEMENTS
            (COST $2,355,662,500)..............  2,355,662,500

 SHARES
  (000)
 MUTUAL FUND SHARES -- 2.7%
            (COST $79,540,717)
   79,540   Fidelity U.S. Treasury, Inc.
            Portfolio...................            79,540,717
            TOTAL INVESTMENTS --
              (COST $3,350,733,783)..... 114.4%  3,350,733,783
            OTHER ASSETS AND
              LIABILITIES -- NET........ (14.4)   (422,364,779)
            NET ASSETS.................. 100.0% $2,928,369,004

                      EVERGREEN TREASURY MONEY MARKET FUND
(Photo of eagle)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

* Collateralized by:

(1) $35,364,000 U.S. Treasury Notes, 6.00% to 6.50%, 12/31/97 to 5/15/05; value including accrued interest -- $35,858,189 and $78,736,000 U.S. Treasury Bonds, 6.625% to 6.875%, 8/15/25 to 2/15/27; value including accrued interest -- $77,342,181 and $39,800,000 U.S. Treasury Strips, 5/15/12 to
    8/15/24; value including accrued interest -- $9,200,121.

(2) $104,613,000 U.S. Treasury Bonds, 11/15/08 to 11/15/22; value including accrued interest -- $122,400,222.

(3) $14,513,000 U.S. Treasury Notes, 5.875% to 8.875%, 7/31/97 to 11/15/01;
    value including accrued interest -- $15,532,303 and $40,149,000 U.S. Treasury Bills, 7/3/97 to 1/8/98; value including accrued interest -- $38,906,229 and $341,077,033 U.S. Treasury Strips, 5/15/97 to
    8/15/26; value including accrued interest -- $98,561,942.

(4) $8,010,000 U.S. Treasury Notes, 5.75%, 8/15/03; value including accrued interest -- $7,724,915 and $282,041,000 U.S. Treasury Strips, 5/15/97 to
    2/15/25; value including accrued interest -- $114,675,597.

(5) $500,000 U.S. Treasury Notes, 6.875%, 7/3/99; value including accrued interest -- $510,629 and $103,014,000 U.S. Treasury Bills, 3/6/97 to
    6/26/97; value including accrued interest -- $101,489,538.

(6) $1,715,000 U.S. Treasury Notes, 5.25%, 12/31/97; value including accrued interest -- $1,724,856 and $107,037,087 GNMA, 5.50% to 6.50%; value including accrued interest -- $102,330,270.

(7) $152,875,000 U.S. Treasury Notes, 5.25% to 6.625%, 12/31/97 to 6/30/01;
    value including accrued interest -- $154,741,951.

(8) $123,190,000 U.S. Treasury Notes, 2/28/98 to 8/15/03; value including accrued interest -- $122,646,400.

(9) $137,751,000 U.S. Treasury Bills, 6.00%, 02/15/26; value including accrued interest -- $122,400,124.

(10) $127,303,835 GNMA, 5.50% to 7.125%; value including
     interest -- $122,402,557.

(11) $249,009,000 U.S. Treasury Strips, 5/15/05 to 11/15/08; value including accrued interest -- $132,602,012.

(12) $60,486,000 U.S. Treasury Bills, 10.375% to 14.00%, 11/15/11 to 8/15/13;
     value including accrued interest -- $91,040,470 and $205,105,000 U.S. Treasury Strips, 6.00% to 8.75%, 8/15/20 to 8/15/26; value including accrued interest -- $31,364,202.

(13) $123,139,000 U.S. Treasury Notes, 6.25%, 2/28/02; value including accrued interest -- $122,400,659.

(14) $108,632,000 U.S. Treasury Bills, 8.125%, 8/15/19; value including accrued interest -- $123,326,067.

(15) $51,000,000 U.S. Treasury Notes, 6.00%, 9/30/98; value including accrued interest -- $51,023,904.

(16) $200,645,000 U.S. Treasury Notes, 5.50% to 8.75%, 6/30/97 to 12/31/00;
     value including accrued interest -- $204,341,172.

(17) & (18) $226,089,367 GNMA, 4.50% to 8.50%, 1/1/00 to 2/20/27; value including accrued interest -- $220,209,709 and $21,771,000 U.S. Treasury Strips, 11/15/14; value including accrued interest -- $6,339,998.

(19) $50,000,000 U.S. Treasury Bills, 7.50%, 11/15/16; value including accrued interest -- $49,989,386.

(20) $193,243,000 U.S. Treasury Strips, 5/15/02 to 5/15/05; value including accrued interest -- $122,402,760.

** Repurchase agreements are puttable back to the issuer on no more than seven calendar days notice given by the Fund.

 + Represents investment of cash collateral received from securities on loan.

++ Securities on loan (See Note 3).

     See accompanying notes to financial statements.

                      EVERGREEN TREASURY MONEY MARKET FUND
(Photo of eagle)
                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1997
                                  (UNAUDITED)

ASSETS:
   Investments in repurchase agreements........................................................................  $2,355,662,500
   Investments in securities...................................................................................     995,071,283
      Investments at value (identified cost $3,350,733,783)....................................................   3,350,733,783
   Cash........................................................................................................              28
   Interest receivable.........................................................................................      14,047,611
   Receivable for Fund shares sold.............................................................................         262,629
   Prepaid expenses and other assets...........................................................................          79,363
         Total assets..........................................................................................   3,365,123,414
LIABILITIES:
   Securities on loan..........................................................................................     326,686,987
   Payable for investments purchased...........................................................................      99,358,750
   Dividends payable...........................................................................................       8,210,392
   Accrued expenses............................................................................................       1,639,593
   Accrued advisory fee........................................................................................         771,366
   Payable for Fund shares redeemed............................................................................           2,393
   Administration fee payable..................................................................................          84,929
         Total liabilities.....................................................................................     436,754,410
NET ASSETS.....................................................................................................  $2,928,369,004
NET ASSETS CONSIST OF:
   Paid-in capital.............................................................................................  $2,928,319,364
   Accumulated net realized gain on investment transactions....................................................          49,640
         Net assets............................................................................................  $2,928,369,004
CALCULATION OF NET ASSET VALUE PER SHARE:
   Class A Shares ($2,298,842,953)(2,298,816,515 shares of beneficial interest outstanding).....................  $         1.00

   Class Y Shares ($629,526,051)(629,519,400 shares of beneficial interest outstanding).........................  $         1.00

See accompanying notes to financial statements.

                      EVERGREEN TREASURY MONEY MARKET FUND
(Photo of eagle)
                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 1997
                                  (UNAUDITED)

INVESTMENT INCOME:
   Interest.....................................................................................                $87,318,975
EXPENSES:
   Advisory fee.................................................................................  $ 5,686,866
   Distribution fee -- Class A Shares...........................................................    3,745,455
   Administration fee...........................................................................      723,741
   Custodian fee................................................................................      258,368
   Transfer agent fee...........................................................................       75,860
   Reports and notices to shareholders..........................................................       55,295
   Trustees' fees and expenses..................................................................       28,363
   Registration and filing fees.................................................................       18,433
   Professional fees............................................................................       16,914
   Insurance....................................................................................       10,514
   Other........................................................................................       11,197
                                                                                                   10,631,006
   Less advisory fee waiver.....................................................................     (210,020)
      Net expenses..............................................................................                 10,420,986
Net investment income...........................................................................                 76,897,989
Net realized gain on investments................................................................                         --
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................................                $76,897,989

See accompanying notes to financial statements.

                      EVERGREEN TREASURY MONEY MARKET FUND
(Photo of eagle)
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                           SIX MONTHS
                                                                                              ENDED
                                                                                          FEBRUARY 28,       YEAR ENDED
                                                                                              1997           AUGUST 31,
                                                                                           (UNAUDITED)          1996
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income...............................................................  $    76,897,989   $   121,967,383
   Net realized gain (loss) on investment transactions.................................               --           161,674
      Net increase in net assets resulting from operations.............................       76,897,989       122,129,057
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares......................................................................      (58,225,400)     (101,441,299)
   Class Y Shares......................................................................      (18,672,589)      (20,526,084)
      Total distributions to shareholders from net investment income...................      (76,897,989)     (121,967,383)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold...........................................................    4,033,715,063     6,442,829,718
   Proceeds from shares issued from acquisition
      of FFB U.S. Treasury Fund........................................................               --     1,070,672,333
   Proceeds from shares issued from acquisition
      of FFB U.S. Government Fund......................................................               --       327,532,054
   Proceeds from shares issued from acquisition
      of FFB 100% U.S. Treasury Fund...................................................               --        28,227,573
   Proceeds from reinvestment of distributions.........................................       10,668,847        17,972,077
   Payments for shares redeemed........................................................   (4,483,678,594)   (5,974,992,600)
      Net increase (decrease) resulting from Fund share transactions...................     (439,294,684)    1,912,241,155
      Net increase (decrease) in net assets............................................     (439,294,684)    1,912,402,829
NET ASSETS:
   Beginning of period.................................................................    3,367,663,688     1,455,260,859
   End of period.......................................................................  $ 2,928,369,004   $ 3,367,663,688

See accompanying notes to financial statements.

                      EVERGREEN TREASURY MONEY MARKET FUND
                                 CLASS A SHARES
(Photo of eagle)
                              FINANCIAL HIGHLIGHTS

                                                                  SIX MONTHS                     EIGHT
                                                                    ENDED                        MONTHS
                                                                 FEBRUARY 28,    YEAR ENDED      ENDED          YEAR ENDED
                                                                     1997        AUGUST 31,    AUGUST 31,      DECEMBER 31,
                                                                 (UNAUDITED)        1996         1995#        1994      1993
PER SHARE DATA:
Net asset value, beginning of period..........................       $1.00          $1.00         $1.00       $1.00     $1.00
Net investment income.........................................        0.02           0.05          0.03        0.04      0.03
Less distributions to shareholders from net investment
  income......................................................       (0.02)         (0.05)        (0.03)      (0.04)    (0.03)
Net asset value, end of period................................       $1.00          $1.00         $1.00       $1.00     $1.00
TOTAL RETURN+.................................................        2.3%           5.0%          3.6%        3.8%      2.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (in millions).......................      $2,299         $2,608        $1,178        $755      $261
Ratios to average net assets:
  Expenses**..................................................       0.71%++        0.69%         0.63%++     0.50%     0.48%
  Net investment income**.....................................       4.66%++        4.76%         5.30%++     3.91%     2.70%


                                                                 YEAR ENDED
                                                                 DECEMBER 31,
                                                                    1992
PER SHARE DATA:
Net asset value, beginning of period..........................   $1.00
Net investment income.........................................    0.03
Less distributions to shareholders from net investment
  income......................................................   (0.03)
Net asset value, end of period................................   $1.00
TOTAL RETURN+.................................................    3.4%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (in millions).......................    $209
Ratios to average net assets:
  Expenses**..................................................   0.48%
  Net investment income**.....................................   3.22%

#  The Fund changed its fiscal year end from December 31 to August 31.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.

++ Annualized.

** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                     SIX MONTHS                     EIGHT
                                                                       ENDED                        MONTHS
                                                                    FEBRUARY 28,    YEAR ENDED      ENDED         YEAR ENDED
                                                                        1997        AUGUST 31,    AUGUST 31,     DECEMBER 31,
                                                                    (UNAUDITED)        1996         1995#       1994     1993
Expenses.........................................................       0.72%++        0.77%         0.79%++    0.78%    0.82%
Net investment income............................................       4.65%++        4.68%         5.14%++    3.63%    2.36%


                                                                   YEAR ENDED
                                                                   DECEMBER 31,
                                                                      1992
Expenses.........................................................  0.82%
Net investment income............................................  2.88%

See accompanying notes to financial statements.

                      EVERGREEN TREASURY MONEY MARKET FUND
                                 CLASS Y SHARES
(Photo of eagle)
                              FINANCIAL HIGHLIGHTS

                                                                 SIX MONTHS                      EIGHT
                                                                   ENDED                         MONTHS
                                                                FEBRUARY 28,    YEAR ENDED       ENDED          YEAR ENDED
                                                                    1997        AUGUST 31,     AUGUST 31,      DECEMBER 31,
                                                                (UNAUDITED)        1996          1995#        1994      1993
PER SHARE DATA:
Net asset value, beginning of period.........................       $1.00           $1.00         $1.00       $1.00     $1.00
Net investment income........................................        0.02            0.05          0.04        0.04      0.03
Less distributions to shareholders from net investment
  income.....................................................       (0.02)          (0.05)        (0.04)      (0.04)    (0.03)
Net asset value, end of period...............................       $1.00           $1.00         $1.00       $1.00     $1.00
TOTAL RETURN+................................................        2.5%            5.3%          3.8%        4.1%      3.0%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (in millions)......................        $630            $760          $277        $163      $366
Ratios to average net assets:
  Expenses**.................................................       0.41%++         0.39%         0.33%++     0.20%     0.18%
  Net investment income**....................................       4.96%++         5.12%         5.60%++     3.78%     3.00%


                                                                YEAR ENDED
                                                                DECEMBER 31,
                                                                   1992
PER SHARE DATA:
Net asset value, beginning of period.........................   $1.00
Net investment income........................................    0.04
Less distributions to shareholders from net investment
  income.....................................................   (0.04)
Net asset value, end of period...............................   $1.00
TOTAL RETURN+................................................    3.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (in millions)......................    $286
Ratios to average net assets:
  Expenses**.................................................   0.17%
  Net investment income**....................................   3.61%

#  The Fund changed its fiscal year end from December 31 to August 31.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.

++ Annualized.

** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                    SIX MONTHS                      EIGHT
                                                                      ENDED                         MONTHS
                                                                   FEBRUARY 28,    YEAR ENDED       ENDED         YEAR ENDED
                                                                       1997        AUGUST 31,     AUGUST 31,     DECEMBER 31,
                                                                   (UNAUDITED)        1996          1995#       1994     1993
Expenses........................................................       0.43%++         0.47%         0.49%++    0.48%    0.52%
Net investment income...........................................       4.95%++         5.04%         5.44%++    3.50%    2.66%

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                                  1992
Expenses........................................................  0.52%
Net investment income...........................................  3.26%

See accompanying notes to financial statements.

                     COMBINED NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 1 -- ORGANIZATION AND NATURE OF OPERATIONS

     The Evergreen Money Market Funds (the "Funds") are separate series of open-end management companies registered under the Investment Company Act of 1940, as amended (the "Act"). The Evergreen Money Market Funds consist of Evergreen Money Market Fund ("Money Market"), Evergreen Pennsylvania Tax-Free Money Market Fund ("Pennsylvania"), Evergreen Tax Exempt Money Market Fund ("Tax Exempt") and Evergreen Treasury Money Market Fund ("Treasury"), known collectively as the Funds. Money Market is the sole series of Evergreen Money Market Trust, Pennsylvania is a series of Evergreen Tax-Free Trust, Tax Exempt is a series of Evergreen Municipal Trust and Treasury is a series of Evergreen Investment Trust.

     The investment objective of Money Market and Pennsylvania is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity. The investment objective of Tax Exempt is to achieve as high a level of current income exempt from Federal income tax, as is consistent with preserving capital and providing liquidity. Treasury's investment objective is to maintain stability of principal while earning current income.

NOTE 2 -- ACQUISITION INFORMATION

     Effective January 1, 1996, First Union Corporation, the corporate parent of First Union National Bank of North Carolina ("First Union"), the Funds' current investment advisor, consummated a merger with First Fidelity Bancorporation. Effective on the close of business January 19, 1996, the Funds noted below acquired substantially all of the net assets of the following management investment companies previously advised by a subsidiary of First Fidelity Bancorporation through non-taxable exchanges. The net assets acquired, valued at $1 per share, and class of shares exchanged are as follows:

                                                        CLASS OF SHARES       NET ASSETS
ACQUIRED FUND                        ACQUIRING FUND        EXCHANGED           ACQUIRED
FFB Cash Management Fund             Money Market           Class A         $  592,358,361
FFB Lexicon Cash Management Fund     Money Market           Class Y             95,834,929
FFB Tax-Free Money Market Fund       Tax Exempt             Class A            103,129,021
FFB U.S. Treasury Fund               Treasury               Class A          1,070,672,333
FFB U.S. Government Fund             Treasury               Class A            327,532,054
FFB 100% U.S. Treasury Fund          Treasury               Class A             28,227,573

     The aggregate net assets of Money Market, Tax Exempt and Treasury immediately after the acquisitions were $1,865,328,722, $1,141,961,188 and $3,053,739,559, respectively.

     Also, effective January 19, 1996, the FFB Pennsylvania Tax-Free Money Market Fund was renamed Evergreen Pennsylvania Tax-Free Money Market Fund. Shares of the FFB Pennsylvania Tax-Free Money Market Fund's class previously known as the institutional class and service class were redesignated Pennsylvania's Class Y Shares and Class A Shares, respectively. Pennsylvania subsequently changed its fiscal year end to August 31.

NOTE 3 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATIONS -- Portfolio securities are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a straight-line amortization of any discount or premium to maturity.

     SECURITY TRANSACTIONS -- Security transactions are accounted for on the date purchased or sold. Net realized gains or losses are determined on the identified cost basis.

                     COMBINED NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 3 -- SIGNIFICANT ACCOUNTING POLICIES -- continued
     INVESTMENT INCOME AND EXPENSES -- Interest income and expenses are accrued daily. Premiums and discounts paid on securities are amortized or accreted into interest income.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Federal Reserve Bank and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis, and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by each Funds' Trustees.

     LENDING SECURITIES -- In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. The Funds' investment adviser will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit or United States Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the collateral in portfolio securities, thereby increasing its return. A fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

     At February 28, 1997, Treasury had $321,306,844 in Treasury Notes on loan and held $326,754,310 (including interest) in repurchase agreements as collateral.

     The average daily balance of reverse repurchase agreements outstanding during the six months ended February 28, 1997 for Treasury was $90,199,804 at a weighted average interest rate of 5.14%. The maximum amount of borrowing during the six months ended February 28, 1997 was $151,500,000.

     WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Funds record when-issued or delayed delivery transactions on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Dividends from net realized capital gains on investments, if any, will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from the amounts available for distribution under generally accepted accounting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

     INCOME TAXES -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and other net income to its shareholders. Accordingly, no provisions for Federal income or excise taxes are necessary. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

                     COMBINED NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 3 -- SIGNIFICANT ACCOUNTING POLICIES -- continued
     At August 31, 1996, the Funds had capital loss carryforwards in the following amounts:

                                               EXPIRATION
                                   2001      2002      2003       2004
Money Market..................         --      --    $516,766         --
Pennsylvania..................   $  3,800      --       6,039    $   378
Tax Exempt....................    177,088    $266      15,847     64,670

     Capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Money Market and Tax Exempt have incurred and elected to defer $34,087 and $9, respectively, of such capital losses from the prior fiscal year end to the current fiscal year.

     ALLOCATION OF EXPENSES -- Expenses specifically identifiable to a class of shares are charged to that class. Expenses common to a Trust as a whole are allocated to the funds in that Trust. Net investment income (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

     USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

NOTE 4 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY AGREEMENTS -- First Union is entitled to an annual fee of .35 of 1% of Treasury's average daily net assets pursuant to the Fund's investment advisory agreement. For the six months ended February 28, 1997, First Union voluntarily waived $210,020 of its advisory fee.

     For Pennsylvania, First Union is entitled to an annual advisory fee based on the Fund's net assets in accordance with the following schedule:

     ADVISORY FEE            AVERAGE DAILY NET ASSETS
         0.40%            on the first $500 million
         0.36%            on the next $500 million
         0.32%            on the next $500 million
         0.28%            in excess of $1.5 billion

     For the six months ended February 28, 1997, First Union voluntarily waived $54,465 of its advisory fee for Pennsylvania. First Union can modify or terminate voluntary fee waivers at any time.

     Pursuant to an agreement with Money Market and Tax Exempt's investment adviser, Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly owned subsidiary of First Union, Evergreen Asset is entitled to an annual fee based on Money Market and Tax Exempt's average daily net assets in accordance with the following schedule:

     ADVISORY FEE            AVERAGE DAILY NET ASSETS
         0.50%              on the first $1 billion
         0.45%              in excess of $1 billion

     Evergreen Asset has agreed to reimburse Money Market and Tax Exempt to the extent that either Fund's operating expenses (including the investment advisory fee but excluding interest, taxes, brokerage commissions, 12b-1 distribution and shareholder services fees and extraordinary expenses) exceeds 1.00% of its average daily net assets for any fiscal year. For the six months ended February 28, 1997, the expenses of Money Market and Tax Exempt did not exceed this limit. For the

                     COMBINED NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 4 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES -- continued

six months ended February 28, 1997, Evergreen Asset voluntarily waived $1,255,415 and $283,470 of its advisory fee for Money Market and Tax Exempt, respectively. Evergreen Asset can modify or terminate these voluntary waivers at any time.

     Lieber & Company, an affiliate of First Union is the investment sub-adviser for Money Market and Tax Exempt. Lieber & Company is reimbursed by Evergreen Asset at no additional expense to the Funds.

     ADMINISTRATION AGREEMENT -- Evergreen Asset furnished Money Market and Tax Exempt with administrative services as part of their advisory agreements and accordingly, these Funds did not pay a separate administration fee. Furman Selz LLC ("Furman Selz") was each Fund's sub-administrator through December 31, 1996. Effective January 1, 1997, the BISYS Group Inc. ("BISYS") acquired Furman Selz' mutual fund unit and accordingly, BISYS became sub-administrator for each Fund. For Money Market and Tax Exempt, the sub-administration fee is paid by Evergreen Asset and is not a fund expense.

     For Pennsylvania and Treasury, Evergreen Asset served as administrator and Furman Selz was each Fund's sub-administrator through December 31, 1996. Effective January 1, 1997, BISYS became sub-administrator. The administrator and sub-administrator to the Funds are each entitled an annual fee based on the average daily net assets of the Funds administered by Evergreen Asset or Evergreen Keystone Investment Services ("EKIS"), a subsidiary of First Union, for which First Union or its investment advisory subsidiaries is also the investment adviser. These fees are calculated at the following annual rates:

  ADMINISTRATION FEE                 AVERAGE DAILY NET ASSETS
       0.050%                         on the first  $7 billion
       0.035%                         on the next $3 billion
       0.030%                         on the next $5 billion
       0.020%                         on the next $10 billion
       0.015%                         on the next $5 billion
                                      in excess of $30 billion
       0.010%

SUB-ADMINISTRATION FEE               AVERAGE DAILY NET ASSETS
       0.0100%                        on the first  $7 billion
       0.0075%                        on the next $3 billion
       0.0050%                        on the next $15 billion
                                       in excess of $25 billion
       0.0040%

     Effective March 11, 1997, EKIS began providing the administrative services to the funds that were formerly provided by Evergreen Asset. The administrative fees are unchanged from those charged by Evergreen Asset.

     As sub-administrator, Furman Selz/BISYS provided the officers of the Funds.

     At February 28, 1997, assets for which EKIS was the administrator for which either Evergreen Asset or First Union was investment adviser totaled approximately $29 billion.

     State Street Bank & Trust Company ("State Street") serves as transfer agent, dividend disbursing agent and shareholder servicing agent for each of the Funds. For certain accounts, First Union has been sub-contracted by State Street to maintain shareholder sub-account records, take Fund purchase and redemption orders and answer inquiries. First Union was entitled to a monthly fee which totaled $6,782, $60, $2,019 and $1,031 for the six months ended February 28, 1997 for Money Market, Pennsylvania, Tax Exempt and Treasury, respectively.

     PLANS OF DISTRIBUTION -- The Funds have adopted for their Class A Shares and Class B Shares (Money Market only) Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the Act . Under the terms of the Plans, the Funds may incur distribution-related and shareholder servicing expenses which may not exceed .75 of 1% for Class A Shares for Money Market and Tax Exempt and .35 of 1% for Class A Shares for Pennsylvania and Treasury. The payments for Class A Shares for

                     COMBINED NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 4 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES -- continued

Money Market, Tax Exempt and Treasury were voluntarily limited to .30 of 1% and for Pennsylvania were limited to .09 of 1% of average daily net assets for the six-months ended February 28, 1997. Money Market may incur distribution-related and shareholder servicing expenses, which may not exceed an annual fee of 1% for its Class B Shares.

     In connection with their Plans, the Funds have entered into distribution agreements with Evergreen Keystone Distributor, Inc. (formerly, Evergreen Funds Distributor, Inc.) ("EKD"), a wholly owned subsidiary of BISYS whereby each Fund will compensate EKD for its services at a rate which may not exceed .30 of 1% of its Class A average daily net assets and 1% of its Class B average daily net assets (Money Market only). A portion of Money Market's Class B Plan, up to .25 of 1% of average daily net assets may constitute a shareholder service fee. EKD has entered into a Shareholder Services Agreement with First Union Brokerage Services ("FUBS"), an affiliate of First Union, whereby EKD will compensate FUBS for certain services provided to shareholders and/or maintenance of shareholder accounts relating to Money Market's Class B shares.

NOTE 5 -- SHARES OF BENEFICIAL INTEREST

     Money Market and Tax Exempt have an unlimited number of $0.0001 par value shares of beneficial interest authorized. Pennsylvania and Treasury have an unlimited number of $.001 par value shares of beneficial interest authorized. The shares are divided into classes which are designated Class Y, Class A and Class B Shares (Money Market only). Class Y shares are available only to investment advisory clients of First Union and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994. The classes have identical voting, dividend, liquidation and other rights, except that Class A and Class B shares bear distribution expenses (see Note 4) and have exclusive voting rights with respect to their distribution plans.

                     COMBINED NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 5 -- SHARES OF BENEFICIAL INTEREST -- continued
     Transactions in shares of beneficial interest (valued at $1.00 per share) were as follows:

                                                                                                  SIX MONTHS
                                                                                                    ENDED           YEAR ENDED
                                                                                                 FEBRUARY 28,       AUGUST 31,
MONEY MARKET                                                                                         1997              1996
CLASS A
Shares sold..................................................................................    2,013,783,946     3,360,065,151
Shares issued from acquisition of FFB Cash Management Fund...................................               --       592,362,245
Shares issued from reinvestment of distributions.............................................        9,207,708        13,630,468
Shares redeemed..............................................................................   (1,861,861,977)   (2,895,924,591)
Net increase.................................................................................      161,129,677     1,070,133,273
CLASS B
Shares sold..................................................................................        6,906,195        13,107,126
Shares issued from reinvestment of distributions.............................................          184,749           307,330
Shares redeemed..............................................................................       (5,975,312)      (11,123,113)
Net increase.................................................................................        1,115,632         2,291,343
CLASS Y
Shares sold..................................................................................    2,317,326,138     2,902,529,372
Shares issued from acquisition of FFB Lexicon Cash Management Fund...........................               --        95,834,876
Shares issued from reinvestment of distributions.............................................        9,757,700        14,304,225
Shares redeemed..............................................................................   (2,204,927,189)   (2,624,143,977)
Net increase.................................................................................      122,156,649       388,524,496
Total net increase resulting from Fund share transactions....................................      284,401,958     1,460,949,112


                                                                                                  SIX MONTHS        SIX MONTHS
                                                                                                    ENDED             ENDED
                                                                                                 FEBRUARY 28,       AUGUST 31,
PENNSYLVANIA                                                                                         1997              1996
CLASS A
Shares sold..................................................................................       46,555,951        40,205,338
Shares issued from reinvestment of distributions.............................................           83,686            35,417
Shares redeemed..............................................................................      (34,695,876)      (22,377,383)
Net increase.................................................................................       11,943,761        17,863,372
CLASS Y
Shares sold..................................................................................       25,271,967        21,254,692
Shares issued from reinvestment of distributions.............................................          456,320           586,491
Shares redeemed..............................................................................      (34,937,760)      (56,919,288)
Net decrease.................................................................................       (9,209,473)      (35,078,105)
Total net increase (decrease) resulting from Fund share transactions.........................        2,734,288       (17,214,733)

                     COMBINED NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 5 -- SHARES OF BENEFICIAL INTEREST -- continued

                                                                                                  SIX MONTHS
                                                                                                    ENDED           YEAR ENDED
                                                                                                 FEBRUARY 28,       AUGUST 31,
TAX EXEMPT                                                                                           1997              1996
CLASS A
Shares sold..................................................................................      634,739,465     1,329,098,871
Shares issued from acquisition of FFB Tax-Free Money Market Fund.............................               --       103,102,728
Shares issued from reinvestment of distributions.............................................        1,666,950         3,435,421
Shares redeemed..............................................................................     (607,345,858)   (1,330,067,450)
Net increase.................................................................................       29,060,557       105,569,570
CLASS Y
Shares sold..................................................................................      631,788,024     1,243,309,865
Shares issued from reinvestment of distributions.............................................        6,466,057        12,767,571
Shares redeemed..............................................................................     (778,095,395)   (1,060,731,679)
Net increase (decrease)......................................................................     (139,841,314)      195,345,757
Total net increase (decrease) resulting from Fund share transactions.........................     (110,780,757)      300,915,327

                                                                                                  SIX MONTHS
                                                                                                    ENDED           YEAR ENDED
                                                                                                 FEBRUARY 28,       AUGUST 31,
TREASURY                                                                                             1997              1996
CLASS A
Shares sold..................................................................................    2,499,162,543     4,828,856,886
Shares issued from acquisition of FFB U.S. Treasury Fund.....................................               --     1,070,688,429
Shares issued from acquisition of FFB U.S. Government Fund...................................               --       327,554,031
Shares issued from acquisition of FFB 100% U.S. Treasury Fund................................               --        28,227,628
Shares issued from reinvestment of distributions.............................................        9,220,141        16,836,594
Shares redeemed..............................................................................   (2,817,240,630)   (4,842,442,130)
Net increase (decrease)......................................................................     (308,857,946)    1,429,721,438
CLASS Y
Shares sold..................................................................................    1,534,552,520     1,613,972,832
Shares issued from reinvestment of distributions.............................................        1,448,706         1,135,483
Shares redeemed..............................................................................   (1,666,437,964)   (1,132,550,470)
Net increase (decrease)......................................................................     (130,436,738)      482,557,845
Total net increase (decrease) resulting from Fund share transactions.........................     (439,294,684)    1,912,279,283

NOTE 6 -- DEFERRED TRUSTEE'S FEES

     Each Trustee may defer any or all compensation related to performance of duties as a Trustee of the Funds. Each Trustee's deferred balances are allocated to deferral accounts which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported to each Fund's Trustee's fees and expenses. Trustees will

                     COMBINED NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 6 -- DEFERRED TRUSTEE'S FEES -- continued be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier that either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000. As of February 28, 1997, the value of the Trustees deferral accounts was $29,732, $3,448, $14,406, and $76,505 for Money Market, Pennsylvania, Tax Exempt and Treasury, respectively.

NOTE 7 -- CONCENTRATION OF CREDIT RISK

     Each Fund maintains a diversified portfolio of money market instruments which are deemed, under Rule 2a-7 of the Act, to have a maturity of 397 days or less and whose ratings are determined to be of eligible quality under Securities and Exchange Commission rules. The ability of the issuers of the securities held by the Pennsylvania and Tax Exempt to meet their obligations may be affected by economic developments in a specific industry, state, region or country. Certain instruments may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.

NOTE 8 -- LINE OF CREDIT

     A financing agreement was in place with all of the Evergreen Funds and State Street Bank. Under this agreement, State Street provided an unsecured line of credit facility, in the aggregate amount of $50 million, to be accessed by the Evergreen Funds for temporary or emergency purposes only and is subject to each participating Fund's borrowing restrictions. Effective October 31, 1996, a new financing agreement was put in place with all of the Evergreen Funds and State Street, Societe Generale and ABN Amro Bank N.V. (collectively, the "Banks"). Under this agreement, the Banks provided an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly between the Banks. Borrowings under this facility bear interest at .75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility which would be allocated to all participating funds.

     During the six months ended February 28, 1997, Tax Exempt had borrowings outstanding for 3 days under the line of credit and incurred $28,513 in interest charges related to these borrowings. The Fund's average amount of debt outstanding during the six months ended February 28, 1997 aggregated $47,400,000 at a weighted average interest rate of 7.32%. The Funds had no outstanding borrowings at February 28, 1997.

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                             TRUSTEES AND OFFICERS

                              TRUSTEES:

                              Laurence B. Ashkin*

                              Foster Bam*

                              James S. Howell, Chairman

                              Robert J. Jeffries*+

                              Gerald M. McDonnell

                              Thomas L. McVerry

                              William W. Pettit

                              Russell A. Salton, III M.D.

                              Michael S. Scofield

                              OFFICERS:

                              John J. Pileggi
                              President and Treasurer

                              George O. Martinez
                              Secretary

                              Sheryl Hirschfeld
                              Assistant Secretary

                              Stephen W. St. Clair
                              Assistant Treasurer

     * Not a Trustee for Evergreen Treasury Money Market Fund.
     + Trustee Emeritus

This brochure must be preceeded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


                                NOT            May lose value
                                FDIC           No bank guarantee
                                INSURED

                          Evergreen Keystone Distributor, Inc.


Evergreen Keystone(SM) is a Service Mark of Evergreen Keystone Investment Services, Inc. Copyright 1997.


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